United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Hermes Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/23

Date of Reporting Period: Six months ended 04/30/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2023

Share Class | Ticker	A | KAUAX	C | KAUCX	R | KAUFX
Institutional | KAUIX

Federated Hermes Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2022 through April 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	36.4%
Consumer Discretionary	10.5%
Industrials	7.9%
Financials	7.2%
Materials	6.4%
Real Estate	5.6%
Information Technology	4.9%
Utilities	2.7%
Consumer Staples	2.6%
Energy	2.3%
Communication Services	0.4%
U.S. Treasury Notes	2.9%
Securities Lending Collateral[2]	0.7%
Cash Equivalents[3]	11.8%
Other Assets and Liabilities—Net[4]	(2.3)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS— 85.0%
		Communication Services— 0.4%
407,000		Infrastrutture Wireless Italiane SPA	$ 5,660,024
100,000	[1]	Pinterest, Inc.	2,300,000
65,000	[1]	Take-Two Interactive Software, Inc.	8,078,850
175,000	[1]	ZoomInfo Technologies, Inc.	3,834,250
		TOTAL	19,873,124
		Consumer Discretionary— 10.1%
175,000	[1]	Airbnb, Inc.	20,942,250
450,000	[1]	Alibaba Group Holding Ltd., ADR	38,110,500
377,500	[1]	Amazon.com, Inc.	39,807,375
300,000	[1,2]	Bowlero Corp.	4,389,000
15,850	[1]	Chipotle Mexican Grill, Inc.	32,771,777
200,000	[2]	Choice Hotels International, Inc.	25,504,000
50,000	[1]	Etsy, Inc.	5,051,500
75,000	[1]	Five Below, Inc.	14,802,000
200,000	[1]	Floor & Decor Holdings, Inc.	19,868,000
775,000	[1]	Las Vegas Sands Corp.	49,483,750
72,300	[1]	Lululemon Athletica, Inc.	27,468,939
10,000	[1]	Mercadolibre, Inc.	12,774,900
326,000		Moncler SPA	24,169,599
23,096,000		NagaCorp Ltd.	18,696,784
100,000		Nike, Inc., Class B	12,672,000
400,000	[1]	Planet Fitness, Inc.	33,256,000
1,337,500	[1,2]	Sportradar Group AG	15,474,875
20,000		Vail Resorts, Inc.	4,810,400
446,684		Wingstop, Inc.	89,385,935
		TOTAL	489,439,584
		Consumer Staples— 2.6%
50,800		Costco Wholesale Corp.	25,563,576
1,000,000		Philip Morris International, Inc.	99,970,000
		TOTAL	125,533,576
		Energy— 2.3%
314,000		Cheniere Energy, Inc.	48,042,000
2,020,000	[2]	New Fortress Energy, Inc.	61,185,800
		TOTAL	109,227,800
		Financials— 7.1%
750,000	[2]	Apollo Global Management, Inc.	47,542,500
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
58,900		BlackRock, Inc.	$ 39,533,680
6,800,000	[1]	Blue Owl Capital, Inc.	76,568,000
1	[1,3,4]	FA Private Equity Fund IV LP	89,360
2,102,000		FinecoBank Banca Fineco SPA	31,829,593
699,000		Hamilton Lane, Inc.	51,502,320
227,174		London Stock Exchange Group PLC	23,817,191
60,000		MSCI, Inc., Class A	28,947,000
120,000		S&P Global, Inc.	43,509,600
		TOTAL	343,339,244
		Health Care— 35.7%
1,151,751	[1,2]	89Bio, Inc.	18,404,981
110,000		Abbott Laboratories	12,151,700
592,072	[1,2]	Acrivon Therapeutics, Inc.	7,288,406
2,000,000	[1,3]	Albireo Pharma CVR, Rights	4,300,000
1,135,000	[1]	Amphastar Pharmaceuticals, Inc.	40,598,950
774,637	[1]	Amylyx Pharmaceuticals, Inc.	21,999,691
222,527	[1,2]	AnaptysBio, Inc.	4,633,012
2,000,000	[1]	Annexon, Inc.	10,610,000
156,700	[1]	Apellis Pharmaceuticals, Inc.	13,073,481
1	[3,4]	Apollo Investment Fund V	85,188
2,475,000	[1]	Arcturus Therapeutics Holdings, Inc.	65,884,500
632,300	[1]	Argenx SE	244,057,451
65,000		AstraZeneca PLC	9,564,612
4,785,000	[1]	aTyr Pharma, Inc.	9,330,750
250,000	[1,2]	Century Therapeutics, Inc.	782,500
267,745	[1]	Century Therapeutics, Inc.	838,042
354,539	[1,2]	Cerevel Therapeutics Holdings	10,295,813
525,000	[1]	Chinook Therapeutics, Inc.	10,505,250
1,942,492	[1,3]	Contra Akouos, Inc., Rights	1,534,569
2,681,070	[1]	Corcept Therapeutics, Inc.	60,404,507
195,000	[1,2]	CRISPR Therapeutics AG	9,543,300
432,500		Danaher Corp.	102,463,575
401,500	[1]	Denali Therapeutics, Inc.	9,973,260
1,185,000	[1]	Dexcom, Inc.	143,787,900
6,572,140	[1]	Dynavax Technologies Corp.	68,415,977
239,452	[1]	EDAP TMS SA, ADR	2,588,476
150,000		Eli Lilly & Co.	59,379,000
50,000	[1]	Establishment Labs Holdings, Inc.	3,484,500
500,000	[1]	Fusion Pharmaceuticals, Inc.	1,925,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
1,340,000	[1]	Fusion Pharmaceuticals, Inc.	$ 5,159,000
64,400	[1]	Genmab A/S	26,454,416
379,168	[1]	Gracell Biotechnologies, Inc., ADR	659,752
313,900	[1]	Guardant Health, Inc.	7,081,584
1,475,700	[1]	IDEAYA Biosciences, Inc.	26,946,282
39,300	[1]	IDEXX Laboratories, Inc.	19,341,888
57,000	[1]	Illumina, Inc.	11,716,920
126,500	[1]	Inspire Medical Systems, Inc.	33,855,195
113,600	[1]	Insulet Corp.	36,129,344
990,741	[1]	Intellia Therapeutics, Inc.	37,400,473
77,400	[1]	Intuitive Surgical, Inc.	23,314,428
164,133	[1,3]	Laronde, Inc.	3,559,241
1	[1,3,4]	Latin Healthcare Fund	263,909
968,100	[1]	Legend Biotech Corp., ADR	66,518,151
800,000	[1,2]	Merus N.V.	15,344,000
650,000	[1]	Minerva Neurosciences, Inc.	1,800,500
416,895	[1,2]	Moonlake Immunotherapeutics	8,879,863
200,000	[1]	Morphic Holding, Inc.	9,452,000
228,500	[1]	Natera, Inc.	11,589,520
183,200		Novo Nordisk A/S	30,561,062
668,637	[1]	Orchard Therapeutics PLC, ADR	3,216,144
8,200	[1]	Penumbra, Inc.	2,329,784
220,000	[1]	Privia Health Group, Inc.	6,078,600
150,000	[1]	Prometheus Biosciences, Inc.	29,092,500
1,356,000	[1]	Regulus Therapeutics, Inc.	1,803,480
505,000	[1,3]	Regulus Therapeutics, Inc.	604,485
180,000	[1]	Repligen Corp.	27,293,400
3,215,300	[1]	Rezolute, Inc.	6,703,900
2,219,978	[1]	Rhythm Pharmaceuticals, Inc.	44,776,956
358,200	[1]	Sarepta Therapeutics, Inc.	43,976,214
1,540,000	[1,2]	Scynexis, Inc.	4,851,000
10,515,725	[1]	Seres Therapeutics, Inc.	51,264,159
959,018	[1,3]	Soteira, Inc.	0
500,000	[1,2]	Structure Therapeutics, Inc., ADR	12,525,000
59,700		Stryker Corp.	17,889,105
498,179	[1]	Tela Bio, Inc.	4,682,883
900,000	[1]	Ultragenyx Pharmaceutical, Inc.	39,303,000
40,200		UnitedHealth Group, Inc.	19,782,018
48,550	[1]	Vaxcyte, Inc.	2,079,397
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
216,500	[1]	Veeva Systems, Inc.	$ 38,770,820
600,000	[1]	Verona Pharma PLC, ADR	12,570,000
1,242,000	[1,2]	Verve Therapeutics, Inc.	19,785,060
667,230	[1]	Zentalis Pharmaceuticals LLC	14,699,077
		TOTAL	1,728,008,901
		Industrials— 7.6%
1,275,000	[1]	CoStar Group, Inc.	98,111,250
215,900		Eaton Corp. PLC	36,081,208
352,000		HEICO Corp.	59,361,280
510,000	[1]	Mercury Systems, Inc.	24,311,700
312,000		Quanta Services, Inc.	52,927,680
35,500		Rockwell Automation, Inc.	10,061,055
127,300		Trane Technologies PLC	23,653,613
31,600		Union Pacific Corp.	6,184,120
407,500		Wabtec Corp.	39,800,525
170,500		Xylem, Inc.	17,704,720
		TOTAL	368,197,151
		Information Technology— 4.6%
32,800	[1]	Adobe, Inc.	12,383,968
15,000	[1]	Advanced Micro Devices, Inc.	1,340,550
50,000	[1]	Confluent, Inc.	1,100,000
75,000	[1]	Crowdstrike Holdings, Inc.	9,003,750
1,059,322	[1,3,4]	Expand Networks Ltd.	0
1,695,000	[1,2]	GDS Holdings Ltd., ADR	26,323,350
300,000	[1]	HashiCorp, Inc.	8,043,000
6,300	[1]	Keysight Technologies, Inc.	911,232
25,000		Marvell Technology, Inc.	987,000
250,000	[1]	Okta, Inc.	17,132,500
10,000	[1]	Palo Alto Networks, Inc.	1,824,600
200,000	[1]	Q2 Holdings, Inc.	4,924,000
117,000	[1]	Rogers Corp.	18,831,150
3,751	[1,3,4]	Sensable Technologies, Inc.	0
75,000	[1]	ServiceNow, Inc.	34,456,500
615,000	[1]	Shopify, Inc.	29,796,750
120,000	[1]	Splunk, Inc.	10,348,800
83,000	[1]	Tyler Technologies, Inc.	31,459,490
75,489	[1]	Workday, Inc.	14,051,522
		TOTAL	222,918,162
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Materials— 6.4%
1,525,000	[4]	Agnico Eagle Mines Ltd.	$ 86,513,250
107,500		Albemarle Corp.	19,936,950
3,080,000		Barrick Gold Corp.	58,643,200
1,735,000		Newmont Corp.	82,239,000
193,600		Sherwin-Williams Co.	45,987,744
150,000		Westlake Corp.	17,067,000
		TOTAL	310,387,144
		Real Estate— 5.5%
1,150,000		Americold Realty Trust, Inc.	34,028,500
325,000		Crown Castle, Inc.	40,004,250
720,000	[2]	Easterly Government Properties, Inc.	10,130,400
200,000		Gaming and Leisure Properties, Inc.	10,400,000
205,000		National Storage Affiliates Trust	7,902,750
1,825,000		Physicians Realty Trust	26,316,500
350,000		ProLogis, Inc.	43,837,500
250,000		Ryman Hospitality Properties	22,415,000
525,000		STAG Industrial, Inc.	17,781,750
1,500,000		VICI Properties, Inc.	50,910,000
		TOTAL	263,726,650
		Utilities— 2.7%
250,000		American Electric Power Co., Inc.	23,105,000
385,000		Duke Energy Corp.	38,068,800
875,000		NextEra Energy, Inc.	67,051,250
		TOTAL	128,225,050
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,787,585,900)	4,108,876,386
		U.S. TREASURIES— 2.9%
		U.S. Treasury Notes— 2.9%
$122,500,000		United States Treasury Note, 4.125%, 11/15/2032	129,288,007
10,000,000		United States Treasury Note, 4.375%, 10/31/2024	9,994,721
		TOTAL U.S. TREASURIES (IDENTIFIED COST $135,625,673)	139,282,728
		CORPORATE BONDS— 0.9%
		Consumer Discretionary— 0.4%
5,000,000		Airbnb, Inc., Conv. Bond, 0.000%, 3/15/2026	4,425,785
2,000,000		Chegg, Inc., Conv. Bond, 0.125%, 3/15/2025	1,793,120
5,000,000		Mercadolibre, Inc., Sr. Unsecd. Note, 2.375%, 1/14/2026	4,542,105
6,600,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	6,187,500
		TOTAL	16,948,510
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS— continued
		Financials— 0.0%
$ 2,000,000		PRA Group, Inc., Conv. Bond, 3.500%, 6/1/2023	$ 1,992,820
		Health Care— 0.1%
5,000,000		Illumina, Inc., Conv. Bond, 0.000%, 8/15/2023	4,881,745
2,000,000		NuVasive, Inc., Conv. Bond, 1.000%, 6/1/2023	1,985,554
		TOTAL	6,867,299
		Industrials— 0.1%
3,000,000		Fiverr International Ltd., Conv. Bond, 0.000%, 11/1/2025	2,570,904
		Information Technology— 0.3%
5,000,000		DocuSign, Inc., Conv. Bond, 0.000%, 1/15/2024	4,784,070
5,000,000		Okta, Inc., Conv. Bond, 0.125%, 9/1/2025	4,496,610
3,000,000		RingCentral, Inc., Conv. Bond, 6.220%, 3/1/2025	2,673,234
5,000,000		Shopify, Inc., Conv. Bond, 0.125%, 11/1/2025	4,415,730
		TOTAL	16,369,644
		TOTAL CORPORATE BONDS (IDENTIFIED COST $44,176,447)	44,749,177
		PREFERRED STOCKS— 0.8%
		Financials— 0.1%
100,000		JPMorgan Chase & Co., 5.750%	2,521,000
100,000	[2]	Wells Fargo & Co., 5.625%	2,365,000
		TOTAL	4,886,000
		Health Care— 0.4%
1,903,967	[3]	CeQur SA	10,879,866
1,240,000	[4]	Regulus Therapeutics, Inc.	1,649,200
47,000	[3]	Regulus Therapeutics, Inc.	5,625,900
		TOTAL	18,154,966
		Industrials— 0.2%
400,000		FTAI Aviation Ltd.	9,508,000
		Information Technology— 0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		Real Estate— 0.1%
100,000		Public Storage, 4.000%	1,870,000
100,000		Public Storage, 4.625%	2,177,000
46,398		Rexford Industrial Realty, Inc., 5.875%	1,118,192
		TOTAL	5,165,192
		Utilities— 0.0%
50,000		NextEra Energy, Inc., 6.219%	2,454,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $46,248,825)	40,168,158
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
	[1]	WARRANTS— 0.2%
		Health Care— 0.2%
801,900		Catabasis Pharmaceuticals, Inc., Warrants 6/22/2023	$ 0
421,550		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	37,518
200,970		Rezolute, Inc., Warrants 10/8/2027	119,376
56,800		Rezolute, Inc., Warrants 1/1/2099	118,428
1,690,301		Rezolute, Inc., Warrants 12/31/2099	3,524,278
853,000		Scynexis, Inc., Warrants 5/21/2024	419,079
167,251		Scynexis, Inc., Warrants 4/26/2029	414,247
1,706,000		Scynexis, Inc., Warrants 1/1/2099	5,373,900
		TOTAL WARRANTS (IDENTIFIED COST $17,450,880)	10,006,826
		INVESTMENT COMPANIES— 12.5%
35,737,384		Federated Hermes Government Obligations Fund, Premier Shares, 4.72%[5]	35,737,384
569,661,503		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[5]	569,604,537
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $605,035,042)	605,341,921
		TOTAL INVESTMENT IN SECURITIES—102.3% (IDENTIFIED COST $3,636,122,767)[6]	4,948,425,196
		OTHER ASSETS AND LIABILITIES - NET—(2.3)%[7]	(111,584,284)
		TOTAL NET ASSETS—100%	$4,836,840,912
Semi-Annual Shareholder Report

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Semi-Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2023, were as follows:
Affiliated	Value as of 10/31/2022	Purchases at Cost*	Proceeds from Sales*
Health Care:
Amphastar Pharmaceuticals, Inc.	$35,071,500	$—	$—
AnaptysBio, Inc.**	$32,248,588	$—	$(21,015,502)
Annexon, Inc.	$9,560,000	$—	$—
Arcturus Therapeutics Holdings, Inc.	$34,892,010	$8,691,057	$—
aTyr Pharma, Inc.	$5,594,550	$5,670,000	$—
Dynavax Technologies Corp.	$75,251,003	$—	$—
Fusion Pharmaceuticals, Inc.	$1,237,500	$—	$—
Fusion Pharmaceuticals, Inc.	$—	$4,556,000	$—
IDEAYA Biosciences, Inc.	$20,619,312	$4,715,650	$—
Merus N.V.	$31,057,500	$2,591,464	$(14,480,549)
Minerva Neurosciences, Inc.	$1,722,500	$—	$—
Regulus Therapeutics, Inc.	$1,922,000	$—	$—
Regulus Therapeutics, Inc.	$2,101,800	$—	$—
Regulus Therapeutics, Inc.	$—	$4,230,470	$—
Regulus Therapeutics, Inc.	$—	$454,550	$—
Rezolute, Inc.	$5,433,857	$—	$—
Rezolute, Inc., Warrants 10/8/2027	$106,554	$—	$—
Rezolute, Inc., Warrants 1/1/2099	$95,992	$—	$—
Rezolute, Inc., Warrants 12/31/2099	$2,856,609	$—	$—
Rhythm Pharmaceuticals, Inc.	$96,828,990	$—	$(44,270,290)
Scynexis, Inc.	$3,557,400	$—	$—
Scynexis, Inc., Warrants 5/21/2024	$136,395	$—	$—
Scynexis, Inc., Warrants 4/26/2029	$241,193	$—	$—
Scynexis, Inc., Warrants 1/1/2099	$3,940,860	$—	$—
Seres Therapeutics, Inc.	$106,231,400	$—	$(8,034,707)
Soteira, Inc.	$—	$—	$—
Ultragenyx Pharmaceutical, Inc.**	$60,690,000	$—	$(24,703,521)
Affiliated issuers no longer in the portfolio at period end	$4,462,166	$—	$(5,090,923)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$535,859,679	$30,909,191	$(117,595,492)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 4/30/2023	Shares Held as of 4/30/2023	Dividend Income*

$5,527,450	$—	$40,598,950	1,135,000	$—
$(4,401,236)	$(2,198,838)	$4,633,012	222,527	$—
$1,050,000	$—	$10,610,000	2,000,000	$—
$22,301,433	$—	$65,884,500	2,475,000	$—
$(1,933,800)	$—	$9,330,750	4,785,000	$—
$(6,835,026)	$—	$68,415,977	6,572,140	$—
$687,500	$—	$1,925,000	500,000	$—
$603,000	$—	$5,159,000	1,340,000	$—
$1,611,320	$—	$26,946,282	1,475,700	$—
$(1,391,247)	$(2,433,168)	$15,344,000	800,000	$—
$78,000	$—	$1,800,500	650,000	$—
$(272,800)	$—	$1,649,200	1,240,000	$—
$(298,320)	$—	$1,803,480	1,356,000	$—
$1,395,430	$—	$5,625,900	47,000	$—
$149,935	$—	$604,485	505,000	$—
$1,270,043	$—	$6,703,900	3,215,300	$—
$12,822	$—	$119,376	200,970	$—
$22,436	$—	$118,428	56,800	$—
$667,669	$—	$3,524,278	1,690,301	$—
$(30,071,614)	$22,289,870	$44,776,956	2,219,978	$—
$1,293,600	$—	$4,851,000	1,540,000	$—
$282,684	$—	$419,079	853,000	$—
$173,054	$—	$414,247	167,251	$—
$1,433,040	$—	$5,373,900	1,706,000	$—
$(44,089,644)	$(2,842,890)	$51,264,159	10,515,725	$—
$—	$—	$—	959,018	$—
$6,740,923	$(3,424,402)	$39,303,000	900,000	$—
$11,783,780	$(11,155,023)	$—	—	$—
$(32,209,568)	$235,549	$417,199,359	49,127,710	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2023, the Fund no longer has ownership of at least 5% of the voting shares.
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2022	$47,261,098	$849,229,625	$896,490,723
Purchases at Cost	$295,443,769	$993,469,926	$1,288,913,695
Proceeds from Sales	$(306,967,483)	$(1,273,557,236)	$(1,580,524,719)
Change in Unrealized Appreciation/ Depreciation	$—	$350,118	$350,118
Net Realized Gain/(Loss)	$—	$112,104	$112,104
Value as of 4/30/2023	$35,737,384	$569,604,537	$605,341,921
Shares Held as of 4/30/2023	35,737,384	569,661,503	605,398,887
Dividend Income	$795,923	$15,661,622	$16,457,545

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At April 30, 2023, these restricted securities amounted to $88,600,907, which represented 1.8% of total net assets.

5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,339,191,966	$—	$10,436,752	$3,349,628,718
International	344,436,936	414,810,732	—	759,247,668
Preferred Stocks
Domestic	23,662,392	—	5,625,900	29,288,292
International	—	—	10,879,866	10,879,866
Debt Securities:
U.S. Treasuries	—	139,282,728	—	139,282,728
Corporate Bonds	—	44,749,177	—	44,749,177
Warrants	3,642,706	6,364,120	—	10,006,826
Investment Companies	605,341,921	—	—	605,341,921
TOTAL SECURITIES	$4,316,275,921	$605,206,757	$26,942,518	$4,948,425,196

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$4.77	$7.77	$6.80	$6.27	$6.03	$6.06
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	(0.06)	(0.10)	(0.09)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	0.06	(2.29)	1.57	1.32	1.09	0.69
Total From Investment Operations	0.06	(2.35)	1.47	1.23	1.04	0.63
Less Distributions:
Distributions from net realized gain	—	(0.65)	(0.50)	(0.70)	(0.80)	(0.66)
Net Asset Value, End of Period	$4.83	$4.77	$7.77	$6.80	$6.27	$6.03
Total Return[3]	1.26%	(32.43)%	22.37%	21.52%	19.52%	11.64%
Ratios to Average Net Assets:
Net expenses[4]	1.95%[5]	1.95%	1.92%	1.94%	1.95%	1.95%
Net investment income (loss)	(0.16)%[5]	(1.09)%	(1.41)%	(1.38)%	(0.81)%	(1.02)%
Expense waiver/ reimbursement[6]	0.02%[5]	0.03%	0.04%	0.03%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,125,475	$1,196,453	$2,023,577	$1,808,715	$1,629,524	$1,491,496
Portfolio turnover[7]	32%	25%	34%	38%	42%	33%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$3.43	$5.81	$5.22	$4.99	$4.99	$5.14
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.06)	(0.11)	(0.09)	(0.06)	(0.08)
Net realized and unrealized gain (loss)	0.04	(1.67)	1.20	1.02	0.86	0.59
Total From Investment Operations	0.03	(1.73)	1.09	0.93	0.80	0.51
Less Distributions:
Distributions from net realized gain	—	(0.65)	(0.50)	(0.70)	(0.80)	(0.66)
Net Asset Value, End of Period	$3.46	$3.43	$5.81	$5.22	$4.99	$4.99
Total Return[2]	0.87%	(32.74)%	21.80%	20.96%	18.69%	11.36%
Ratios to Average Net Assets:
Net expenses[3]	2.46%[4]	2.45%	2.42%	2.44%	2.45%	2.46%
Net investment income (loss)	(0.65)%[4]	(1.60)%	(1.92)%	(1.87)%	(1.31)%	(1.56)%
Expense waiver/reimbursement[5]	0.02%[4]	0.03%	0.04%	0.03%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,158	$64,766	$139,690	$141,074	$135,883	$144,284
Portfolio turnover[6]	32%	25%	34%	38%	42%	33%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$4.79	$7.79	$6.82	$6.28	$6.04	$6.07
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	(0.06)	(0.11)	(0.09)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	0.05	(2.29)	1.58	1.33	1.09	0.69
Total From Investment Operations	0.05	(2.35)	1.47	1.24	1.04	0.63
Less Distributions:
Distributions from net realized gain	—	(0.65)	(0.50)	(0.70)	(0.80)	(0.66)
Net Asset Value, End of Period	$4.84	$4.79	$7.79	$6.82	$6.28	$6.04
Total Return[3]	1.04%	(32.34)%	22.30%	21.64%	19.48%	11.62%
Ratios to Average Net Assets:
Net expenses[4]	1.95%[5]	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(0.16)%[5]	(1.10)%	(1.45)%	(1.40)%	(0.81)%	(1.03)%
Expense waiver/ reimbursement[6]	0.27%[5]	0.27%	0.25%	0.25%	0.26%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,287,581	$3,428,775	$5,582,064	$4,848,579	$4,313,852	$3,877,851
Portfolio turnover[7]	32%	25%	34%	38%	42%	33%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$4.98	$8.03	$6.98	$6.39	$6.11	$6.10
Income From Investment Operations:
Net investment income (loss)[1]	0.01	(0.03)	(0.07)	(0.06)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	0.06	(2.37)	1.62	1.35	1.10	0.70
Total From Investment Operations	0.07	(2.40)	1.55	1.29	1.08	0.67
Less Distributions:
Distributions from net realized gain	—	(0.65)	(0.50)	(0.70)	(0.80)	(0.66)
Net Asset Value, End of Period	$5.05	$4.98	$8.03	$6.98	$6.39	$6.11
Total Return[2]	1.41%	(31.97)%	22.96%	22.11%	19.98%	12.29%
Ratios to Average Net Assets:
Net expenses[3]	1.46%[4]	1.44%	1.42%	1.44%	1.45%	1.46%
Net investment income (loss)	0.33%[4]	(0.60)%	(0.92)%	(0.89)%	(0.31)%	(0.52)%
Expense waiver/reimbursement[5]	0.02%[4]	0.03%	0.04%	0.03%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$367,627	$390,516	$808,904	$640,411	$452,014	$325,596
Portfolio turnover[6]	32%	25%	34%	38%	42%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $100,424,935 of securities loaned and $1,022,541,280 of investments in affiliated holdings* (identified cost $3,636,122,767, including $1,104,880,658 of identified cost in affiliated holdings)	$4,948,425,196
Cash	2,547
Cash denominated in foreign currencies (identified cost $51,904)	51,624
Income receivable	3,490,456
Income receivable from affiliated holdings	1,980,603
Receivable for investments sold	2,410,636
Receivable for shares sold	428,629
Total Assets	4,956,789,691
Liabilities:
Payable for investments purchased	10,401,361
Payable for shares redeemed	2,841,204
Payable for collateral due to broker for securities lending (Note 2)	102,080,082
Payable for investment adviser fee (Note 5)	499,490
Payable for administrative fee (Note 5)	30,852
Payable for Directors’/Trustees’ fees (Note 5)	4,378
Payable for distribution services fee (Note 5)	920,606
Payable for other service fees (Notes 2 and 5)	2,249,489
Accrued expenses (Note 5)	921,317
Total Liabilities	119,948,779
Net assets for 1,001,300,154 shares outstanding	$4,836,840,912
Net Assets Consist of:
Paid-in capital	$3,340,845,597
Total distributable earnings (loss)	1,495,995,315
Total Net Assets	$4,836,840,912
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,125,475,295 ÷ 233,114,258 shares outstanding), no par value, unlimited shares authorized	$4.83
Offering price per share (100/94.50 of $4.83)	$5.11
Redemption proceeds per share	$4.83
Class C Shares:
Net asset value per share ($56,157,890 ÷ 16,221,393 shares outstanding), no par value, unlimited shares authorized	$3.46
Offering price per share	$3.46
Redemption proceeds per share (99.00/100 of $3.46)	$3.43
Class R Shares:
Net asset value per share ($3,287,581,215 ÷ 679,141,472 shares outstanding), no par value, unlimited shares authorized	$4.84
Offering price per share	$4.84
Redemption proceeds per share	$4.84
Institutional Shares:
Net asset value per share ($367,626,512 ÷ 72,823,031 shares outstanding), no par value, unlimited shares authorized	$5.05
Offering price per share	$5.05
Redemption proceeds per share	$5.05

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2023 (unaudited)

Investment Income:
Dividends (including $13,897,465 received from affiliated holdings* and net of foreign taxes withheld of $239,873)	$40,434,636
Interest	2,948,426
Net income on securities loaned (includes $2,560,080 earned from affiliated holdings related to cash collateral balances) (Note 2)	286,679
TOTAL INCOME	43,669,741
Expenses:
Investment adviser fee (Note 5)	31,063,660
Administrative fee (Note 5)	1,906,243
Custodian fees	209,609
Transfer agent fees (Note 2)	2,351,035
Directors’/Trustees’ fees (Note 5)	13,598
Auditing fees	23,977
Legal fees	7,290
Portfolio accounting fees	106,100
Distribution services fee (Note 5)	9,910,338
Other service fees (Notes 2 and 5)	5,603,480
Share registration costs	55,109
Printing and postage	102,956
Miscellaneous (Note 5)	29,888
TOTAL EXPENSES	51,383,283
Waiver and Reimbursements:
Reimbursement of investment adviser fee (Note 5)	(365,299)
Waiver of other operating expenses (Note 5)	(4,153,893)
TOTAL WAIVER AND REIMBURSEMENTS	(4,519,192)
Net expenses	46,864,091
Net investment income (loss)	(3,194,350)
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $347,653 on sales of investments in affiliated holdings*)	$270,612,984
Net realized loss on foreign currency transactions	(355,474)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(31,859,450) of investments in affiliated holdings*)	(214,986,895)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	29,685
Net realized and unrealized gain (loss) on investments and foreign currency transactions	55,300,300
Change in net assets resulting from operations	$52,105,950

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2023	Year Ended 10/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(3,194,350)	$(65,301,288)
Net realized gain (loss)	270,257,510	(10,722,393)
Net change in unrealized appreciation/depreciation	(214,957,210)	(2,610,836,461)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	52,105,950	(2,686,860,142)
Distributions to Shareholders:
Class A Shares	—	(169,659,986)
Class B Shares	—	(3,408,597)
Class C Shares	—	(15,505,345)
Class R Shares	—	(466,665,097)
Institutional Shares	—	(64,883,150)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(720,122,175)
Share Transactions:
Proceeds from sale of shares[1]	93,862,417	221,241,432
Net asset value of shares issued to shareholders in payment of distributions declared	—	673,227,029
Cost of shares redeemed[1]	(401,582,707)	(980,412,406)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(307,720,290)	(85,943,945)
Change in net assets	(255,614,340)	(3,492,926,262)
Net Assets:
Beginning of period	5,092,455,252	8,585,381,514
End of period	$4,836,840,912	$5,092,455,252

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Semi-Annual Shareholder Report

Annual Shareholder Report normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. TheTrustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $4,519,192 is disclosed in Note 5.
Transfer Agent Fees
For the six months ended April 30, 2023, transfer agent fees for the Fund were as shown below. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees and reimbursements.
Transfer Agent Fees Incurred
Class A Shares	$548,073
Class B Shares	2,823
Class C Shares	28,735
Class R Shares	1,591,300
Institutional Shares	180,104
TOTAL	$2,351,035
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,416,966
Class B Shares	7,290
Class C Shares	74,438
Class R Shares	4,104,786
TOTAL	$5,603,480
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due
Semi-Annual Shareholder Report

from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
During the six months ended April 30, 2023, the Fund held no futures contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Semi-Annual Shareholder Report

Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$100,424,935	$102,080,082
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at April 30, 2023, is as follows:
Security	Acquisition Date	Cost	Value
Agnico Eagle Mines Ltd.	12/28/2018	$1,931,288	$86,513,250
Apollo Investment Fund V	5/18/2001	$0	$85,188
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$89,360
Latin Healthcare Fund	11/28/2000	$0	$263,909
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Regulus Therapeutics, Inc.	11/24/2021	$4,464,000	$1,649,200
Sensable Technologies, Inc.	10/15/2004	$0	$0
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,965,526	$22,770,198	11,778,642	$66,443,588
Shares issued to shareholders in payment of distributions declared	—	—	24,571,531	159,712,501
Conversion of Class B Shares to Class A Shares[1]	2,181,798	10,756,262	—	—
Shares redeemed	(26,614,026)	(115,955,509)	(46,267,489)	(246,619,737)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(17,466,702)	$(82,429,049)	(9,917,316)	$(20,463,648)
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$10,756,262	35,296	$142,413
Shares issued to shareholders in payment of distributions declared	—	—	691,871	3,258,712
Conversion of Class B Shares to Class A Shares[1]	(3,029,165)	(10,756,262)	—	—
Shares redeemed	(440,530)	(12,256,741)	(2,603,391)	(10,390,549)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,469,695)	$(12,256,741)	(1,876,224)	$(6,989,424)
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	989,211	$3,370,420	1,932,137	$7,789,685
Shares issued to shareholders in payment of distributions declared	—	—	3,146,586	14,788,954
Shares redeemed	(3,638,442)	(12,404,718)	(10,257,512)	(39,840,351)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,649,231)	$(9,034,298)	(5,178,789)	$(17,261,712)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	3,140,683	$14,933,758	9,866,978	$54,978,935
Shares issued to shareholders in payment of distributions declared	—	—	66,633,625	434,451,065
Shares redeemed	(40,220,655)	(191,288,096)	(77,124,359)	(417,451,381)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(37,079,972)	$(176,354,338)	(623,756)	$71,978,619
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,484,670	$42,031,779	16,069,132	$91,886,811
Shares issued to shareholders in payment of distributions declared	—	—	9,039,377	61,015,797
Shares redeemed	(14,077,757)	(69,677,643)	(47,370,755)	(266,110,388)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,593,087)	$(27,645,864)	(22,262,246)	$(113,207,780)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(66,258,687)	$(307,720,290)	(39,858,331)	$(85,943,945)

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At April 30, 2023, the cost of investments for federal tax purposes was $3,636,122,767. The net unrealized appreciation of investments for federal tax purposes was $1,312,302,429. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,582,084,517 and unrealized depreciation from investments for those securities having an excess of cost over value of $269,782,088.
As of October 31, 2022, the Fund had a capital loss carryforward of $12,547,649 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$12,547,649	$12,547,649
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below:
Assets Under Management	Investment Advisory Fee
Up to $8 billion	1.275%
$8 billion - $9 billion	1.255%
$9 billion - $10 billion	1.235%
$10 billion - $12 billion	1.215%
Excess of $12 billion	1.205%
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2023, the Adviser reimbursed $365,299.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2023, the Sub-Adviser earned a fee of $25,472,201.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,419,942	$(10,265)
Class B Shares	21,870	—
Class C Shares	223,315	—
Class R Shares	8,245,211	(4,143,628)
TOTAL	$9,910,338	$(4,153,893)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2023, FSC retained $5,256,989 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2023, FSC retained $15,613 in sales charges from the sale of Class A Shares. FSC also retained $1,837, $846 and $487 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2023, FSSC received $2,976,873 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Commitments and Contingencies
In the course of pursuing its investment objective, the Fund may invest in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2023 the Fund had total commitments to limited partnerships and limited liability companies of $35,957,452; of this amount, $35,804,925 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $152,527.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 1.95% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,754,925 and $4,437,018, respectively. Net realized gain recognized on these transactions was $1,491,459.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2023, were as follows:
Purchases	$1,277,884,351
Sales	$1,248,428,144
Semi-Annual Shareholder Report

7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At April 30, 2023, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
United States	86.1%
Netherlands	5.4%
Canada	4.3%
China	1.3%
Italy	1.3%
Denmark	1.2%
United Kingdom	1.0%
Switzerland	0.7%
Kampuchea, Democratic	0.5%
Brazil	0.4%
Costa Rica	0.1%
France	0.0%
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2023, the Fund had no outstanding loans. During the six months ended April 30, 2023, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2023, there were no outstanding loans. During the six months ended April 30, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,012.60	$9.73
Class C Shares	$1,000	$1,008.70	$12.25
Class R Shares	$1,000	$1,010.40	$9.72
Institutional Shares	$1,000	$1,014.10	$7.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$9.74
Class C Shares	$1,000	$1,012.60	$12.28
Class R Shares	$1,000	$1,015.12	$9.74
Institutional Shares	$1,000	$1,017.55	$7.30

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class C Shares	2.46%
Class R Shares	1.95%
Institutional Shares	1.46%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
FEDERATED HERMES KAUFMANN FUND (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also
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considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted
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that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and its extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2021. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category.
The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. In addition, the Board received and considered comparative fee information for a group of unregistered hedge funds that employ equity strategies similar to the Fund from an independent third-party provider of alternative assets data.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the CCO’s view that, in 2021, while the Fund’s expenses were above median relative to its Expense Peer Group, those expenses remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to peer funds. The Board considered the fact that the Adviser committed to permanently replace the Fund’s current contractual investment advisory fee rate of 1.30% with an investment advisory fee schedule that imposes an advisory fee rate of 1.275% on assets up to $8 billion and incorporates breakpoints that reduce fee rates upon the Fund reaching $8 billion, $9 billion, $10 billion and $12 billion in size, such changes to be effective July 1, 2022. The Board noted that these changes would result in a reduction in the Fund’s gross advisory fee.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across
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various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
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information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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The Board noted the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $9 billion, $10 billion and $12 billion in size. The Board further noted that, in light of the expiration of the settlement provisions on June 30, 2022, Federated Hermes recommended at the May Meetings that the breakpoints described above be incorporated into the Fund’s contractual investment advisory fee schedule, to be effective July 1, 2022, which would result in a reduction in the Fund’s gross advisory fee.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination
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to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Kaufmann Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172651
CUSIP 314172644
CUSIP 31421N873
26667 (6/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2023

Share Class | Ticker	A | KLCAX	C | KLCCX	R | KLCKX
	Institutional | KLCIX	R6 | KLCSX

Federated Hermes Kaufmann Large Cap Fund
Fund Established 2007

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2022 through April 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	21.0%
Information Technology	19.3%
Consumer Discretionary	16.0%
Financials	10.8%
Industrials	8.2%
Communication Services	6.6%
Consumer Staples	3.5%
Real Estate	2.4%
Energy	2.4%
Utilities	1.7%
Materials	1.1%
Cash Equivalents[2]	7.1%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100%

1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry
Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2023 (unaudited)
Shares			Value
		COMMON STOCKS— 93.0%
	[1]	Communication Services— 6.6%
675,000		Alphabet, Inc., Class A	$ 72,454,500
300,000		T-Mobile USA, Inc.	43,170,000
		TOTAL	115,624,500
		Consumer Discretionary— 16.0%
120,000	[1]	Airbnb, Inc.	14,360,400
714,500	[1]	Amazon.com, Inc.	75,344,025
17,600	[1]	Chipotle Mexican Grill, Inc.	36,390,112
51,900		Home Depot, Inc.	15,598,026
164,600	[1]	Las Vegas Sands Corp.	10,509,710
106,700	[1]	Lululemon Athletica, Inc.	40,538,531
20	[1,2]	New Cotai LLC/Capital	0
358,000		Nike, Inc., Class B	45,365,760
541,200		TJX Cos., Inc.	42,657,384
		TOTAL	280,763,948
		Consumer Staples— 3.5%
105,700		Costco Wholesale Corp.	53,190,354
30,000		Estee Lauder Cos., Inc., Class A	7,401,600
		TOTAL	60,591,954
		Energy— 2.4%
857,900		Schlumberger Ltd.	42,337,365
		Financials— 10.8%
55,700		BlackRock, Inc.	37,385,840
250,000		Charles Schwab Corp.	13,060,000
66,205		London Stock Exchange Group PLC	6,941,010
50,000		MSCI, Inc., Class A	24,122,500
154,400		S&P Global, Inc.	55,982,352
225,000		Visa, Inc., Class A	52,364,250
		TOTAL	189,855,952
		Health Care— 21.0%
178,700	[1]	Argenx SE, ADR	69,314,156
23,400		AstraZeneca PLC	3,443,261
118,000		Danaher Corp.	27,955,380
360,000	[1]	Dexcom, Inc.	43,682,400
100,000		Eli Lilly & Co.	39,586,000
46,800	[1]	Genmab A/S	19,224,638
41,300	[1]	IDEXX Laboratories, Inc.	20,326,208
44,000	[1]	Intuitive Surgical, Inc.	13,253,680
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
31,952		Lonza Group AG	$ 19,886,440
152,100		Novo Nordisk A/S	25,373,021
39,600	[1]	Sarepta Therapeutics, Inc.	4,861,692
34,000		Stryker Corp.	10,188,100
14,800		UnitedHealth Group, Inc.	7,282,932
84,000	[1]	Veeva Systems, Inc.	15,042,720
116,200	[1]	Vertex Pharmaceuticals, Inc.	39,592,826
62,000		Zoetis, Inc.	10,898,360
		TOTAL	369,911,814
		Industrials— 8.2%
717,100	[1]	CoStar Group, Inc.	55,180,845
15,800		Deere & Co.	5,972,716
132,400		Eaton Corp. PLC	22,126,688
108,000		Quanta Services, Inc.	18,321,120
195,500		Trane Technologies PLC	36,325,855
35,600		Union Pacific Corp.	6,966,920
		TOTAL	144,894,144
		Information Technology— 19.3%
354,300		Apple, Inc.	60,117,624
115,000	[1]	Crowdstrike Holdings, Inc.	13,805,750
29,100	[1]	Keysight Technologies, Inc.	4,209,024
300,000		Microsoft Corp.	92,178,000
57,000		NVIDIA Corp.	15,816,930
113,000	[1]	Palo Alto Networks, Inc.	20,617,980
125,000	[1]	ServiceNow, Inc.	57,427,500
318,500	[1]	Shopify, Inc.	15,431,325
350,000	[1]	Splunk, Inc.	30,184,000
160,000	[1]	Workday, Inc.	29,782,400
		TOTAL	339,570,533
		Materials— 1.1%
37,000		Ecolab, Inc.	6,210,080
57,300		Sherwin-Williams Co.	13,611,042
		TOTAL	19,821,122
		Real Estate— 2.4%
170,700		Crown Castle, Inc.	21,011,463
175,000		ProLogis, Inc.	21,918,750
		TOTAL	42,930,213
		Utilities— 1.7%
378,600		NextEra Energy, Inc.	29,012,118
		TOTAL COMMON STOCKS (IDENTIFIED COST $845,139,272)	1,635,313,663
Semi-Annual Shareholder Report
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Shares		Value
	INVESTMENT COMPANY— 7.1%
124,195,901	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[3] (IDENTIFIED COST $124,177,587)	$124,183,481
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $969,316,859)[4]	1,759,497,144
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(1,885,389)
	TOTAL NET ASSETS—100%	$1,757,611,755
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Semi-Annual Shareholder Report
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An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2023, were as follows:
Affiliated	Value as of 10/31/2022	Purchases at Cost	Proceeds from Sales
Affiliated issuers no longer in the portfolio at period end	$29,009,820	$—	$(26,793,161)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$29,009,820	$—	$(26,793,161)
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Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2023	Shares Held as of 4/30/2023	Dividend Income
$12,012,701	$(14,229,360)	$—	—	$—
$12,012,701	$(14,229,360)	$—	—	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2022	$72,757,466
Purchases at Cost	$403,349,316
Proceeds from Sales	$(351,949,426)
Change in Unrealized Appreciation/Depreciation	$1,557
Net Realized Gain/(Loss)	$24,568
Value as of 4/30/2023	$124,183,481
Shares Held as of 4/30/2023	124,195,901
Dividend Income	$1,468,163

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
7

The following is a summary of the inputs used, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,374,909,904	$—	$0	$1,374,909,904
International	185,535,389	74,868,370	—	260,403,759
Investment Company	124,183,481	—	—	124,183,481
TOTAL SECURITIES	$1,684,628,774	$74,868,370	$0	$1,759,497,144

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$24.12	$39.89	$31.46	$27.39	$24.76	$23.38
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	(0.11)	(0.21)	(0.10)	(0.07)	(0.05)
Net realized and unrealized gain (loss)	1.20	(10.54)	9.88	5.42	5.17	1.77
Total From Investment Operations	1.20	(10.65)	9.67	5.32	5.10	1.72
Less Distributions:
Distributions from net realized gain	(5.29)	(5.12)	(1.24)	(1.25)	(2.47)	(0.34)
Net Asset Value, End of Period	$20.03	$24.12	$39.89	$31.46	$27.39	$24.76
Total Return[3]	6.09%	(30.10)%	31.46%	20.14%	22.76%	7.45%
Ratios to Average Net Assets:
Net expenses[4]	1.08%[5]	1.08%	1.08%	1.08%	1.08%	1.08%
Net investment income (loss)	(0.05)%[5]	(0.38)%	(0.57)%	(0.36)%	(0.29)%	(0.20)%
Expense waiver/reimbursement[6]	0.12%[5]	0.10%	0.08%	0.09%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$518,017	$598,065	$953,814	$741,584	$616,124	$539,812
Portfolio turnover[7]	9%	15%	28%	24%	19%	35%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$20.66	$35.18	$28.08	$24.76	$22.77	$21.69
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.29)	(0.42)	(0.29)	(0.24)	(0.22)
Net realized and unrealized gain (loss)	1.00	(9.11)	8.76	4.86	4.70	1.64
Total From Investment Operations	0.93	(9.40)	8.34	4.57	4.46	1.42
Less Distributions:
Distributions from net realized gain	(5.29)	(5.12)	(1.24)	(1.25)	(2.47)	(0.34)
Net Asset Value, End of Period	$16.30	$20.66	$35.18	$28.08	$24.76	$22.77
Total Return[2]	5.72%	(30.66)%	30.47%	19.21%	21.85%	6.64%
Ratios to Average Net Assets:
Net expenses[3]	1.87%[4]	1.86%	1.85%	1.85%	1.85%	1.85%
Net investment income (loss)	(0.82)%[4]	(1.17)%	(1.33)%	(1.11)%	(1.05)%	(0.97)%
Expense waiver/reimbursement[5]	0.11%[4]	0.09%	0.08%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$125,001	$167,622	$355,877	$372,382	$399,208	$387,474
Portfolio turnover[6]	9%	15%	28%	24%	19%	35%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.20	$37.27	$29.58	$25.92	$23.64	$22.42
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.20)	(0.32)	(0.20)	(0.16)	(0.14)
Net realized and unrealized gain (loss)	1.09	(9.75)	9.25	5.11	4.91	1.70
Total From Investment Operations	1.05	(9.95)	8.93	4.91	4.75	1.56
Less Distributions:
Distributions from net realized gain	(5.29)	(5.12)	(1.24)	(1.25)	(2.47)	(0.34)
Net Asset Value, End of Period	$17.96	$22.20	$37.27	$29.58	$25.92	$23.64
Total Return[2]	5.90%	(30.38)%	30.94%	19.69%	22.32%	7.05%
Ratios to Average Net Assets:
Net expenses[3]	1.47%[4]	1.47%	1.47%	1.46%	1.46%	1.47%
Net investment income (loss)	(0.45)%[4]	(0.79)%	(0.95)%	(0.72)%	(0.65)%	(0.59)%
Expense waiver/reimbursement[5]	0.17%[4]	0.16%	0.13%	0.14%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,148	$42,626	$82,883	$76,374	$74,919	$70,350
Portfolio turnover[6]	9%	15%	28%	24%	19%	35%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$25.24	$41.40	$32.53	$28.21	$25.37	$23.89
Income From Investment Operations:
Net investment income (loss)[1]	0.02	(0.05)	(0.12)	(0.03)	(0.01)	0.01
Net realized and unrealized gain (loss)	1.28	(10.99)	10.23	5.60	5.32	1.81
Total From Investment Operations	1.30	(11.04)	10.11	5.57	5.31	1.82
Less Distributions:
Distributions from net realized gain	(5.29)	(5.12)	(1.24)	(1.25)	(2.47)	(0.34)
Net Asset Value, End of Period	$21.25	$25.24	$41.40	$32.53	$28.21	$25.37
Total Return[2]	6.24%	(29.93)%	31.79%	20.46%	23.07%	7.72%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income (loss)	0.22%[4]	(0.15)%	(0.32)%	(0.10)%	(0.03)%	0.05%
Expense waiver/ reimbursement[5]	0.13%[4]	0.10%	0.09%	0.09%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,001,788	$1,378,126	$3,090,630	$2,635,157	$2,264,174	$1,998,725
Portfolio turnover[6]	9%	15%	28%	24%	19%	35%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$25.41	$41.62	$32.68	$28.32	$25.44	$23.94
Income From Investment Operations:
Net investment income (loss)[1]	0.03	(0.03)	(0.10)	(0.02)	0.01	0.03
Net realized and unrealized gain (loss)	1.29	(11.06)	10.28	5.63	5.34	1.81
Total From Investment Operations	1.32	(11.09)	10.18	5.61	5.35	1.84
Less Distributions:
Distributions from net realized gain	(5.29)	(5.12)	(1.24)	(1.25)	(2.47)	(0.34)
Net Asset Value, End of Period	$21.44	$25.41	$41.62	$32.68	$28.32	$25.44
Total Return[2]	6.28%	(29.88)%	31.86%	20.52%	23.17%	7.79%
Ratios to Average Net Assets:
Net expenses[3]	0.77%[4]	0.77%	0.77%	0.77%	0.77%	0.77%
Net investment income (loss)	0.28%[4]	(0.11)%	(0.26)%	(0.06)%	0.04%	0.11%
Expense waiver/reimbursement[5]	0.10%[4]	0.09%	0.08%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,657	$102,255	$274,128	$228,285	$129,987	$154,136
Portfolio turnover[6]	9%	15%	28%	24%	19%	35%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
April 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $124,183,481 of investments in affiliated holdings* (identified cost $969,316,859, including $124,177,587 of identified cost in affiliated holdings)	$1,759,497,144
Cash denominated in foreign currencies (identified cost $3,812)	3,975
Income receivable	285,279
Income receivable from affiliated holdings	444,572
Receivable for investments sold	3,533,772
Receivable for shares sold	394,738
Total Assets	1,764,159,480
Liabilities:
Payable for investments purchased	2,424,152
Payable for shares redeemed	3,168,436
Payable for investment adviser fee (Note 5)	93,540
Payable for administrative fee (Note 5)	11,233
Payable for transfer agent fees	361,801
Payable for Directors’/Trustees’ fees (Note 5)	2,566
Payable for distribution services fee (Note 5)	92,582
Payable for other service fees (Notes 2 and 5)	232,798
Accrued expenses (Note 5)	160,617
Total Liabilities	6,547,725
Net assets for 86,309,403 shares outstanding	$1,757,611,755
Net Assets Consist of:
Paid-in capital	$683,588,629
Total distributable earnings (loss)	1,074,023,126
Total Net Assets	$1,757,611,755
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($518,017,078 ÷ 25,857,289 shares outstanding), no par value, unlimited shares authorized	$20.03
Offering price per share (100/94.50 of $20.03)	$21.20
Redemption proceeds per share	$20.03
Class C Shares:
Net asset value per share ($125,001,230 ÷ 7,669,204 shares outstanding), no par value, unlimited shares authorized	$16.30
Offering price per share	$16.30
Redemption proceeds per share (99.00/100 of $16.30)	$16.14
Class R Shares:
Net asset value per share ($42,148,382 ÷ 2,346,235 shares outstanding), no par value, unlimited shares authorized	$17.96
Offering price per share	$17.96
Redemption proceeds per share	$17.96
Institutional Shares:
Net asset value per share ($1,001,788,470 ÷ 47,141,255 shares outstanding), no par value, unlimited shares authorized	$21.25
Offering price per share	$21.25
Redemption proceeds per share	$21.25
Class R6 Shares:
Net asset value per share ($70,656,595 ÷ 3,295,420 shares outstanding), no par value, unlimited shares authorized	$21.44
Offering price per share	$21.44
Redemption proceeds per share	$21.44

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended April 30, 2023 (unaudited)

Investment Income:
Dividends (including $1,468,163 received from affiliated holdings* and net of foreign taxes withheld of $26,853)	$9,818,362
Expenses:
Investment adviser fee (Note 5)	7,016,367
Administrative fee (Note 5)	731,965
Custodian fees	42,186
Transfer agent fees (Note 2)	940,999
Directors’/Trustees’ fees (Note 5)	5,779
Auditing fees	24,943
Legal fees	6,154
Portfolio accounting fees	105,301
Distribution services fee (Note 5)	617,084
Other service fees (Notes 2 and 5)	827,936
Share registration costs	55,219
Printing and postage	56,406
Miscellaneous (Note 5)	23,051
TOTAL EXPENSES	10,453,390
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(957,198)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(210,747)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,167,945)
Net expenses	9,285,445
Net investment income	532,917
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(14,204,792) on sales of investments in affiliated holdings*)	291,894,362
Net realized loss on foreign currency transactions	(98,230)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $12,014,258 of investments in affiliated holdings*)	(181,765,751)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	17,298
Net realized and unrealized gain (loss) on investments and foreign currency transactions	110,047,679
Change in net assets resulting from operations	$110,580,596

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2023	Year Ended 10/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$532,917	$(9,412,277)
Net realized gain (loss)	291,796,132	446,988,361
Net change in unrealized appreciation/depreciation	(181,748,453)	(1,730,754,030)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	110,580,596	(1,293,177,946)
Distributions to Shareholders:
Class A Shares	(123,391,855)	(121,749,422)
Class C Shares	(38,334,236)	(50,272,285)
Class R Shares	(9,952,078)	(11,230,248)
Institutional Shares	(253,861,751)	(377,610,464)
Class R6 Shares	(18,104,427)	(33,771,223)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(443,644,347)	(594,633,642)
Share Transactions:
Proceeds from sale of shares	151,156,074	416,142,661
Net asset value of shares issued to shareholders in payment of distributions declared	403,488,933	542,130,665
Cost of shares redeemed	(752,664,426)	(1,539,098,342)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(198,019,419)	(580,825,016)
Change in net assets	(531,083,170)	(2,468,636,604)
Net Assets:
Beginning of period	2,288,694,925	4,757,331,529
End of period	$1,757,611,755	$2,288,694,925
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
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mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $1,167,945 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended April 30, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$241,122	$(44,510)
Class C Shares	81,141	(4,552)
Class R Shares	56,551	(2,919)
Institutional Shares	556,386	(148,447)
Class R6 Shares	5,799	—
TOTAL	$940,999	$(200,428)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the six months ended April 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$656,638
Class C Shares	171,298
TOTAL	$827,936
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2023, the Fund had no outstanding foreign exchange contracts.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to
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agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of April 30, 2023, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,970,796	$39,161,678	3,342,575	$96,407,479
Shares issued to shareholders in payment of distributions declared	5,892,565	112,312,298	3,353,287	109,987,824
Shares redeemed	(6,803,423)	(138,734,085)	(5,810,329)	(160,751,120)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,059,938	$12,739,891	885,533	$45,644,183
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	325,597	$5,228,040	477,833	$12,096,961
Shares issued to shareholders in payment of distributions declared	2,397,976	37,312,500	1,719,236	48,654,389
Shares redeemed	(3,167,314)	(54,207,119)	(4,201,135)	(102,244,358)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(443,741)	$(11,666,579)	(2,004,066)	$(41,493,008)
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	105,832	$1,885,157	254,714	$6,554,147
Shares issued to shareholders in payment of distributions declared	573,056	9,810,727	366,917	11,117,577
Shares redeemed	(252,654)	(4,580,536)	(925,265)	(22,590,112)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	426,234	$7,115,348	(303,634)	$(4,918,388)
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	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,446,349	$94,825,478	8,238,017	$249,396,256
Shares issued to shareholders in payment of distributions declared	11,431,888	230,924,136	10,104,489	346,078,740
Shares redeemed	(23,342,004)	(513,165,665)	(38,391,765)	(1,116,533,204)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,463,767)	$(187,416,051)	(20,049,259)	$(521,058,208)
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	480,028	$10,055,721	1,723,972	$51,687,818
Shares issued to shareholders in payment of distributions declared	644,223	13,129,272	762,976	26,292,135
Shares redeemed	(1,853,041)	(41,977,021)	(5,048,808)	(136,979,548)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(728,790)	$(18,792,028)	(2,561,860)	$(58,999,595)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,150,126)	$(198,019,419)	(24,033,286)	$(580,825,016)
4. FEDERAL TAX INFORMATION
At April 30, 2023, the cost of investments for federal tax purposes was $969,316,859. The net unrealized appreciation of investments for federal tax purposes was $790,180,285. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $805,575,132 and unrealized depreciation from investments for those securities having an excess of cost over value of $15,394,847.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2023, the Adviser voluntarily waived $919,207 of its fee and voluntarily reimbursed $200,428 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2023, the Adviser reimbursed $37,991.
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Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2023, the Sub-Adviser earned a fee of $5,753,421.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$513,893	$—
Class R Shares	103,191	(10,319)
TOTAL	$617,084	$(10,319)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2023, FSC retained $5,513 of fees paid by the Fund. For the six months ended April 30, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2023, FSC retained $9,353 in sales charges from the sale of Class A Shares. FSC also retained $311 of CDSC relating to redemptions of Class A Shares and $5,883 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2023, FSSC received $15,785 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2023, total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.88%, 1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2024; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2023, the Fee Limit for the Class C Shares was 1.86%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2023, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $2,754,710. Net realized loss recognized on these transactions was $230,759.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
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Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2023, were as follows:
Purchases	$157,168,616
Sales	$847,396,015
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2023, the Fund had no outstanding loans. During the six months ended April 30, 2023, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2023, there were no outstanding loans. During the six months ended April 30, 2023, the program was not utilized.
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10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,060.90	$5.52
Class C Shares	$1,000	$1,057.20	$9.54
Class R Shares	$1,000	$1,059.00	$7.50
Institutional Shares	$1,000	$1,062.40	$4.24
Class R6 Shares	$1,000	$1,062.80	$3.94
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.44	$5.41
Class C Shares	$1,000	$1,015.52	$9.35
Class R Shares	$1,000	$1,017.50	$7.35
Institutional Shares	$1,000	$1,020.68	$4.16
Class R6 Shares	$1,000	$1,020.98	$3.86

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.08%
Class C Shares	1.87%
Class R Shares	1.47%
Institutional Shares	0.83%
Class R6 Shares	0.77%
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Evaluation and Approval of Advisory Contract–May 2022
FEDERATED HERMES KAUFMANN LARGE CAP FUND (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also
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considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted
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that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and its extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2021. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than
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non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
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with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Large Cap Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
43

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
44

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
45

Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
38631 (6/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2023

Share Class | Ticker	A | FKASX	C | FKCSX	R | FKKSX
	Institutional | FKAIX	R6 | FKALX

Federated Hermes Kaufmann Small Cap Fund
Fund Established 2002

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2022 through April 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	32.7%
Consumer Discretionary	17.6%
Information Technology	11.5%
Industrials	9.0%
Real Estate	7.1%
Financials	5.7%
Materials	3.3%
Energy	3.1%
Consumer Staples	1.8%
Communication Services	1.1%
Securities Lending Collateral[2]	5.5%
Cash Equivalents[3]	7.1%
Other Assets and Liabilities—Net[4]	(5.5)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS— 91.8%
		Communication Services— 1.1%
2,186,100		Infrastrutture Wireless Italiane SPA	$ 30,401,420
1,500,000	[1]	Reservoir Media Management, Inc.	9,960,000
980,100	[1,2]	Tremor International Ltd., ADR	5,606,172
		TOTAL	45,967,592
		Consumer Discretionary— 17.3%
991,300	[2]	Academy Sports and Outdoors, Inc.	62,967,376
745,000	[1,2]	Bowlero Corp.	10,899,350
100,000	[1]	Bright Horizons Family Solutions, Inc.	7,612,000
1,777,000	[1]	Chicos Fas, Inc.	8,956,080
540,000	[2]	Choice Hotels International, Inc.	68,860,800
4,000,000	[1]	CTOS LLC	25,120,000
734,720	[1,2]	Custom Truck One Source, Inc.	4,614,042
445,000	[1,2]	Dutch Bros, Inc.	13,861,750
245,000	[1,2]	Etsy, Inc.	24,752,350
1,225,000	[1,2]	European Wax Center, Inc.	23,079,000
1,580,300	[1]	First Watch Restaurant Group, Inc.	25,411,224
53,800	[1]	Five Below, Inc.	10,622,191
374,500	[1,2]	Floor & Decor Holdings, Inc.	37,202,830
548,800	[1,2]	Lovesac Co./The	14,427,952
950,000	[1,2]	Mister Car Wash, Inc.	8,379,000
271,200		Moncler S.p.A.	20,106,734
33,804,200		NagaCorp Ltd.	27,365,337
306,300	[1]	National Vision Holdings, Inc.	6,444,552
990,000	[1]	Planet Fitness, Inc.	82,308,600
615,122	[1,2]	Revolve Group, Inc.	12,702,269
500,000	[1]	Six Flags Entertainment Corp.	12,135,000
2,205,500	[1,2]	Sportradar Group AG	25,517,635
166,000		Vail Resorts, Inc.	39,926,320
435,000		Wingstop, Inc.	87,047,850
1,460,000	[1]	Xponential Fitness, Inc.	48,296,800
755,000	[1,2]	YETI Holdings, Inc.	29,784,750
		TOTAL	738,401,792
		Consumer Staples— 1.8%
670,700	[1]	Chefs Warehouse, Inc.	22,307,482
1,096,200	[1]	Grocery Outlet Holding Corp.	32,644,836
1,200,000	[1]	The Duckhorn Portfolio, Inc.	18,120,000
500,000	[1]	Vital Farms, Inc.	6,440,000
		TOTAL	79,512,318
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Energy— 3.1%
542,400		Cactus, Inc.	$ 21,956,352
1,059,500		Matador Resources Co.	51,947,285
1,895,000	[2]	New Fortress Energy, Inc.	57,399,550
		TOTAL	131,303,187
		Financials— 5.7%
625,000		Ares Management Corp.	54,743,750
925,000		Artisan Partners Asset Management, Inc.	32,069,750
1,889,026	[1]	CrossFirst Bankshares, Inc.	18,946,930
2,265,000		FinecoBank Banca Fineco SPA	34,297,825
865,000		Hamilton Lane, Inc.	63,733,200
3,181,933		P10, Inc.	32,869,368
200,000	[1,2]	Skyward Specialty Insurance Group, Inc.	4,276,000
150,000		StepStone Group, Inc.	3,304,500
		TOTAL	244,241,323
		Health Care— 32.0%
1,167,271	[1,2]	89Bio, Inc.	18,652,991
58,000	[1]	Akero Therapeutics, Inc.	2,594,920
1,999,600	[1]	Amphastar Pharmaceuticals, Inc.	71,525,692
731,462	[1]	Amylyx Pharmaceuticals, Inc.	20,773,521
202,048	[1,2]	AnaptysBio, Inc.	4,206,639
1,000,000	[1]	Annexon, Inc.	5,305,000
133,000	[1]	Apellis Pharmaceuticals, Inc.	11,096,190
2,230,000	[1]	Arcturus Therapeutics Holdings, Inc.	59,362,600
425,914	[1]	Argenx SE	164,395,833
139,000	[1]	Argenx SE, ADR	53,915,320
5,264,000	[1,3]	aTyr Pharma, Inc.	10,264,800
293,000	[1,2]	Century Therapeutics, Inc.	917,090
338,980	[1,3]	Century Therapeutics, Inc.	1,061,007
850,000	[1,2]	Cerevel Therapeutics Holdings	24,684,000
120,000	[1]	Charles River Laboratories International, Inc.	22,814,400
692,000	[1]	Chinook Therapeutics, Inc.	13,846,920
190,200	[1,3,4]	Clementia Pharmaceuticals, Inc., Rights	0
1,950,000	[1,2,4]	Contra Akouos, Inc., Rights	1,540,500
308,000	[1,2]	CRISPR Therapeutics AG	15,073,520
364,570	[1]	Cryoport, Inc.	7,670,553
650,000	[1]	Denali Therapeutics, Inc.	16,146,000
358,220	[1]	Dexcom, Inc.	43,466,415
5,848,585	[1,2]	Dynavax Technologies Corp.	60,883,770
239,451	[1]	EDAP TMS SA, ADR	2,588,465
50,000	[1]	Establishment Labs Holdings, Inc.	3,484,500
750,000	[1]	Evotec SE, ADR	6,982,500
2,510,000	[1,2,3]	Fusion Pharmaceuticals, Inc.	9,663,500
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
1,245,600	[1]	Fusion Pharmaceuticals, Inc.	$ 4,795,560
288,800	[1]	Galapagos N.V.	11,191,987
334,988	[1,2]	Gracell Biotechnologies, Inc., ADR	582,879
406,308	[1,3]	Graphite Bio, Inc.	1,296,123
285,800	[1]	Guardant Health, Inc.	6,447,648
1,870,000	[1]	IDEAYA Biosciences, Inc.	34,146,200
240,000	[1]	Inspire Medical Systems, Inc.	64,231,200
57,500	[1]	Insulet Corp.	18,287,300
1,000,000	[1]	Intellia Therapeutics, Inc.	37,750,000
750,000	[1]	IVERIC Bio, Inc.	24,667,500
188,702	[1,3,4]	Laronde, Inc.	4,092,022
1,009,200	[1]	Legend Biotech Corp., ADR	69,342,132
1,815,000	[1,2]	Merus N.V.	34,811,700
534,050	[1,3]	Minerva Neurosciences, Inc.	1,479,318
375,456	[1,2]	Moonlake Immunotherapeutics	7,997,213
535,000	[1]	Morphic Holding, Inc.	25,284,100
203,000	[1]	Natera, Inc.	10,296,160
66,090	[1]	Orchard Therapeutics PLC, ADR	317,893
250,000	[1]	Outset Medical, Inc.	4,497,500
100,000	[1]	Penumbra, Inc.	28,412,000
142,400	[1]	Privia Health Group, Inc.	3,934,512
229,325	[1]	Prometheus Biosciences, Inc.	44,477,584
5,761	[1,2]	Protalix Biotherapeutics, Inc.	16,016
1,378,500		Regulus Therapeutics, Inc.	1,833,405
1,513,500	[1]	Regulus Therapeutics, Inc.	2,012,955
450,000	[1,4]	Regulus Therapeutics, Inc.	538,650
254,296	[1,2]	Repligen Corp.	38,558,902
3,310,800	[1,3]	Rezolute, Inc.	6,903,018
1,608,861	[1]	Rhythm Pharmaceuticals, Inc.	32,450,726
336,300	[1]	Sarepta Therapeutics, Inc.	41,287,551
3,593,000	[1,2]	Scynexis, Inc.	11,317,950
675,000	[1,2]	Seres Therapeutics, Inc.	3,290,625
500,000	[1]	Structure Therapeutics, Inc., ADR	12,525,000
199,272	[1]	Tela Bio, Inc.	1,873,157
850,000	[1]	Ultragenyx Pharmaceutical, Inc.	37,119,500
822,570	[3,4]	United Therapeutics Corp.	0
331,577	[1]	Vaxcyte, Inc.	14,201,443
148,800	[1]	Veeva Systems, Inc.	26,647,104
536,088	[1]	Verona Pharma PLC, ADR	11,231,044
1,124,000	[1,2]	Verve Therapeutics, Inc.	17,905,320
800,110	[1]	Zentalis Pharmaceuticals, LLC	17,626,423
		TOTAL	1,368,593,966
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Industrials— 8.9%
205,000	[2]	Advanced Drainage System, Inc.	$ 17,572,600
95,000		Applied Industrial Technologies, Inc.	12,887,700
888,836	[2]	Aris Water Solutions, Inc.	6,461,838
221,100	[1]	Chart Industries, Inc.	29,428,410
336,000		Comfort Systems USA, Inc.	50,228,640
452,000	[1]	CoStar Group, Inc.	34,781,400
737,900	[1]	Evoqua Water Technologies Corp.	36,489,155
210,000	[1]	Fiverr International Ltd.	7,669,200
387,500	[1]	GMS, Inc.	22,498,250
830,000	[1]	GXO Logistics, Inc.	44,097,900
420,419	[1]	Mercury Systems, Inc.	20,041,374
1,281,118	[1]	Montrose Environmental Group, Inc.	39,022,854
158,086	[1]	MYR Group, Inc.	20,233,427
290,000	[1]	Trex Co., Inc.	15,851,400
1,100,000	[1]	Upwork, Inc.	10,527,000
282,200	[1]	XPO, Inc.	12,467,596
		TOTAL	380,258,744
		Information Technology— 11.5%
1,438,110	[1]	Allegro MicroSystems, Inc.	51,441,195
1,025,000	[1]	Alteryx, Inc.	42,158,250
397,500	[1]	Blackline, Inc.	22,144,725
695,000	[1]	Camtek Ltd.	18,313,250
50,000	[1]	Confluent, Inc.	1,100,000
549,449	[1]	Docebo, Inc.	21,252,687
700,000	[1]	Domo, Inc.	11,116,000
350,000	[1]	Envestnet, Inc.	22,183,000
150,000	[1]	Everbridge, Inc.	3,942,000
300,000	[1]	HashiCorp, Inc.	8,043,000
379,000	[1]	Novanta, Inc.	57,926,360
425,000	[1]	Okta, Inc.	29,125,250
300,000	[1]	Q2 Holdings, Inc.	7,386,000
300,000	[1]	Rapid7, Inc.	14,583,000
225,000	[1]	Rogers Corp.	36,213,750
384,867,729	[1,3]	Seeing Machines Ltd.	28,315,749
343,000	[1]	Shopify, Inc.	16,618,350
800,000	[1]	Smartsheet, Inc.	32,696,000
1,285,000	[1,3]	SoundThinking, Inc.	38,228,750
70,000	[1]	SPS Commerce, Inc.	10,311,000
46,900	[1]	Tyler Technologies, Inc.	17,776,507
		TOTAL	490,874,823
		Materials— 3.3%
750,000	[1]	Aspen Aerogels, Inc.	4,695,000
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Materials— continued
965,000	[1,2]	ATI, Inc.	$ 37,268,300
1,750,000	[1,2]	Livent Corp.	38,237,500
263,000	[2]	Scotts Miracle-Gro Co.	17,571,030
1,350,000	[1]	SilverCrest Metals, Inc.	8,829,000
316,500		Westlake Corp.	36,011,370
		TOTAL	142,612,200
		Real Estate— 7.1%
1,000,000		Americold Realty Trust, Inc.	29,590,000
1,127,000	[2]	Easterly Government Properties, Inc.	15,856,890
770,000		Gaming and Leisure Properties, Inc.	40,040,000
385,000	[2]	Lamar Advertising Co.	40,686,800
265,000		National Storage Affiliates Trust	10,215,750
1,425,000		Physicians Realty Trust	20,548,500
680,000		Ryman Hospitality Properties, Inc.	60,968,800
1,130,000		STAG Industrial, Inc.	38,273,100
1,375,000		VICI Properties, Inc.	46,667,500
		TOTAL	302,847,340
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,881,564,535)	3,924,613,285
		CORPORATE BONDS— 0.5%
		Consumer Discretionary— 0.3%
$ 15,000,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	14,062,500
		Health Care— 0.1%
3,000,000		Cryoport, Inc., Conv. Bond, 0.750%, 12/1/2026	2,367,354
		Industrials— 0.1%
3,000,000		Fiverr International Ltd., Conv. Bond, 0.000%, 11/1/2025	2,570,904
3,000,000		Upwork, Inc., Conv. Bond, 0.250%, 8/15/2026	2,406,681
		TOTAL	4,977,585
		TOTAL CORPORATE BONDS (IDENTIFIED COST $21,397,867)	21,407,439
		PREFERRED STOCKS— 0.4%
		Health Care— 0.4%
1,957,807	[3,4]	CeQur SA	11,187,525
41,900	[4]	Regulus Therapeutics, Inc.	5,015,430
		TOTAL	16,202,955
		Real Estate— 0.0%
25,000		DigitalBridge Group, Inc., 7.125%	518,500
25,000		DigitalBridge Group, Inc., 7.150%	512,500
25,000		DigitalBridge Group, Inc., Pfd., 7.125%	515,750
		TOTAL	1,546,750
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $15,929,192)	17,749,705
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value
	[1]	WARRANTS— 0.2%
		Health Care— 0.2%
176,600		Catabasis Pharmaceuticals, Inc., Warrants 6/22/2023	$ 0
129,500		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	11,526
2,247,188		ContraFect Corp., Warrants	0
200,000		Immatics N.V., Warrants 12/31/2025	304,000
193,334		Rezolute, Inc., Warrants 10/8/2027	114,840
64,800		Rezolute, Inc., Warrants 1/1/2099	135,108
1,685,800		Rezolute, Inc., Warrants 12/31/2099	3,514,893
720,500		Scynexis, Inc., Warrants 5/21/2024	353,982
165,355		Scynexis, Inc., Warrants 4/26/2029	409,551
1,441,000		Scynexis, Inc., Warrants 1/1/2099	4,539,150
		TOTAL WARRANTS (IDENTIFIED COST $16,449,911)	9,383,050
		INVESTMENT COMPANIES— 12.6%
56,970,354		Federated Hermes Government Obligations Fund, Premier Shares, 4.72%[5]	56,970,354
481,500,572		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[5]	481,452,422
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $538,229,097)	538,422,776
		TOTAL INVESTMENT IN SECURITIES—105.5% (IDENTIFIED COST $3,473,570,602)[6]	4,511,576,255
		OTHER ASSETS AND LIABILITIES - NET—(5.5)%[7]	(233,708,780)
		TOTAL NET ASSETS—100%	$4,277,867,475
Semi-Annual Shareholder Report
7

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2023, were as follows:
Affiliated	Value as of 10/31/2022	Purchases at Cost*	Proceeds from Sales*
Communication Services:
Reservoir Media Management, Inc.**	$8,700,000	$—	$—
Consumer Discretionary:
Xponential Fitness, Inc.**	$36,281,250	$1,837,501	$(13,849,047)
Financials:
P10, Inc.	$33,060,284	$—	$—
Health Care:
Amphastar Pharmaceuticals, Inc.	$61,787,640	$—	$—
AnaptysBio, Inc.**	$34,211,195	$—	$(23,070,638)
Annexon, Inc.	$4,780,000	$—	$—
Arcturus Therapeutics Holdings, Inc.	$27,227,857	$16,905,311	$(4,932,122)
aTyr Pharma, Inc.	$7,163,000	$5,319,000	$—
ContraFect Corp., Warrants**	$19,101	$—	$—
Dynavax Technologies Corp.	$66,966,298	$—	$—
Fusion Pharmaceuticals, Inc.	$6,212,250	$—	$—
Fusion Pharmaceuticals, Inc.	$—	$4,235,040	$—
IDEAYA Biosciences, Inc.	$27,150,675	$4,856,250	$—
Merus N.V.	$41,770,800	$12,052,255	$(13,655,326)
Minerva Neurosciences, Inc.	$1,415,232	$—	$—
Regulus Therapeutics, Inc.	$2,136,675	$—	$—
Regulus Therapeutics, Inc.	$2,345,925	$—	$—
Regulus Therapeutics, Inc.	$—	$3,771,419	$—
Regulus Therapeutics, Inc.	$—	$405,045	$—
Rezolute, Inc.	$5,595,252	$—	$—
Rezolute, Inc., Warrants 10/8/2027	$102,506	$—	$—
Rezolute, Inc., Warrants 1/1/2099	$109,512	$—	$—
Rezolute, Inc., Warrants 12/31/2099	$2,849,002	$—	$—
Rhythm Pharmaceuticals, Inc.	$59,083,454	$—	$(21,350,968)
Scynexis, Inc.	$8,299,830	$—	$—
Scynexis, Inc., Warrants 5/21/2024	$115,208	$—	$—
Scynexis, Inc., Warrants 4/26/2029	$238,458	$—	$—
Scynexis, Inc., Warrants 1/1/2099	$3,328,710	$—	$—
Seres Therapeutics, Inc.	$53,160,000	$—	$(29,423,130)
Ultragenyx Pharmaceutical, Inc.**	$62,713,000	$—	$(28,382,983)
Industrials:
Aris Water Solutions, Inc.**	$44,083,858	$—	$(23,906,682)
Information Technology:
Seeing Machines Ltd.	$30,028,454	$—	$(610,651)
SoundThinking, Inc.	$50,163,800	$977,302	$(2,663,226)
Affiliated issuers no longer in the portfolio at period end	$103,497,547	$1,409,325	$(121,648,908)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$784,596,773	$51,768,448	$(283,493,681)
Semi-Annual Shareholder Report
8

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 4/30/2023	Shares Held as of 4/30/2023	Dividend Income*

$1,260,000	$—	$9,960,000	1,500,000	$—

$19,105,684	$4,921,412	$48,296,800	1,460,000	$—

$(190,916)	$—	$32,869,368	3,181,933	$190,916

$9,738,052	$—	$71,525,692	1,999,600	$—
$(5,282,711)	$(1,651,207)	$4,206,639	202,048	$—
$525,000	$—	$5,305,000	1,000,000	$—
$26,715,174	$(6,553,620)	$59,362,600	2,230,000	$—
$(2,217,200)	$—	$10,264,800	5,264,000	$—
$(19,101)	$—	$—	2,247,188	$—
$(6,082,528)	$—	$60,883,770	5,848,585	$—
$3,451,250	$—	$9,663,500	2,510,000	$—
$560,520	$—	$4,795,560	1,245,600	$—
$2,139,275	$—	$34,146,200	1,870,000	$—
$866,832	$(6,222,861)	$34,811,700	1,815,000	$—
$64,086	$—	$1,479,318	534,050	$—
$(303,270)	$—	$1,833,405	1,378,500	$—
$(332,970)	$—	$2,012,955	1,513,500	$—
$1,244,011	$—	$5,015,430	41,900	$—
$133,605	$—	$538,650	450,000	$—
$1,307,766	$—	$6,903,018	3,310,800	$—
$12,334	$—	$114,840	193,334	$—
$25,596	$—	$135,108	64,800	$—
$665,891	$—	$3,514,893	1,685,800	$—
$(8,193,217)	$2,911,457	$32,450,726	1,608,861	$—
$3,018,120	$—	$11,317,950	3,593,000	$—
$238,774	$—	$353,982	720,500	$—
$171,093	$—	$409,551	165,355	$—
$1,210,440	$—	$4,539,150	1,441,000	$—
$(27,749,864)	$7,303,619	$3,290,625	675,000	$—
$23,779,711	$(20,990,228)	$37,119,500	850,000	$—

$(11,721,944)	$(1,993,394)	$6,461,838	888,836	$314,865

$(736,690)	$(365,364)	$28,315,749	384,867,729	$—
$(9,704,508)	$(544,618)	$38,228,750	1,285,000	$—
$54,879,557	$(38,137,521)	$—	—	$—
$78,577,852	$(61,322,325)	$570,127,067	437,641,919	$505,781
Semi-Annual Shareholder Report
9

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2023, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2022	$54,752,001	$539,478,128	$594,230,129
Purchases at Cost	$243,124,172	$848,833,835	$1,091,958,007
Proceeds from Sales	$(240,905,819)	$(907,126,154)	$(1,148,031,973)
Change in Unrealized Appreciation/ Depreciation	$—	$210,151	$210,151
Net Realized Gain/(Loss)	$—	$56,462	$56,462
Value as of 4/30/2023	$56,970,354	$481,452,422	$538,422,776
Shares Held as of 4/30/2023	56,970,354	481,500,572	538,470,926
Dividend Income	$876,787	$10,147,816	$11,024,603

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At April 30, 2023, these restricted securities amounted to $112,491,812, which represented 2.6% of total net assets.

4
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $3,472,919,899.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
10

The following is a summary of the inputs used, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,212,118,908	$—	$6,171,172	$3,218,290,080
International	390,248,320	316,074,885	—	706,323,205
Preferred Stocks
International	—	—	11,187,525	11,187,525
Domestic	1,546,750	—	5,015,430	6,562,180
Debt Securities:
Corporate Bonds	—	21,407,439	—	21,407,439
Warrants	3,954,001	5,429,049	—	9,383,050
Investment Companies	538,422,776	—	—	538,422,776
TOTAL SECURITIES	$4,146,290,755	$342,911,373	$22,374,127	$4,511,576,255

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$41.14	$70.27	$49.86	$40.09	$36.01	$32.58
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.23)	(0.58)	(0.29)	0.01	(0.13)
Net realized and unrealized gain (loss)	1.14	(23.97)	21.07	10.16	6.14	5.65
Total From Investment Operations	1.12	(24.20)	20.49	9.87	6.15	5.52
Less Distributions:
Distributions from net investment income	—	—	—	(0.02)	—	—
Distributions from net realized gain	—	(4.93)	(0.08)	(0.08)	(2.07)	(2.09)
Total Distributions	—	(4.93)	(0.08)	(0.10)	(2.07)	(2.09)
Net Asset Value, End of Period	$42.26	$41.14	$70.27	$49.86	$40.09	$36.01
Total Return[2]	2.72%	(36.41)%	41.12%	24.64%	17.96%	18.10%
Ratios to Average Net Assets:
Net expenses[3]	1.35%[4]	1.35%	1.35%	1.35%	1.36%	1.35%
Net investment income (loss)	(0.08)%[4]	(0.48)%	(0.89)%	(0.64)%	0.03%	(0.37)%
Expense waiver/reimbursement[5]	0.15%[4]	0.15%	0.12%	0.15%	0.16%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$768,740	$795,872	$1,452,855	$1,068,689	$826,240	$580,003
Portfolio turnover[6]	16%	19%	34%	20%	33%	39%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$33.68	$58.87	$42.03	$34.01	$31.03	$28.53
Income From Investment Operations:
Net investment income (loss)[1]	(0.12)	(0.44)	(0.83)	(0.49)	(0.19)	(0.31)
Net realized and unrealized gain (loss)	0.92	(19.82)	17.75	8.59	5.24	4.90
Total From Investment Operations	0.80	(20.26)	16.92	8.10	5.05	4.59
Less Distributions:
Distributions from net realized gain	—	(4.93)	(0.08)	(0.08)	(2.07)	(2.09)
Net Asset Value, End of Period	$34.48	$33.68	$58.87	$42.03	$34.01	$31.03
Total Return[2]	2.41%	(36.80)%	40.28%	23.84%	17.25%	17.36%
Ratios to Average Net Assets:
Net expenses[3]	2.00%[4]	1.98%	1.97%	1.98%	1.97%	1.97%
Net investment income (loss)	(0.71)%[4]	(1.11)%	(1.51)%	(1.28)%	(0.57)%	(1.00)%
Expense waiver/reimbursement[5]	0.03%[4]	0.03%	0.02%	0.04%	0.05%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,695	$208,954	$410,961	$289,794	$204,247	$117,888
Portfolio turnover[6]	16%	19%	34%	20%	33%	39%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$41.39	$70.65	$50.12	$40.29	$36.17	$32.70
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.22)	(0.57)	(0.28)	0.03	(0.12)
Net realized and unrealized gain (loss)	1.14	(24.11)	21.18	10.22	6.16	5.68
Total From Investment Operations	1.13	(24.33)	20.61	9.94	6.19	5.56
Less Distributions:
Distributions from net investment income	—	—	—	(0.03)	—	—
Distributions from net realized gain	—	(4.93)	(0.08)	(0.08)	(2.07)	(2.09)
Total Distributions	—	(4.93)	(0.08)	(0.11)	(2.07)	(2.09)
Net Asset Value, End of Period	$42.52	$41.39	$70.65	$50.12	$40.29	$36.17
Total Return[2]	2.73%	(36.40)%	41.14%	24.71%	17.99%	18.15%
Ratios to Average Net Assets:
Net expenses[3]	1.35%[4]	1.34%	1.34%	1.31%	1.31%	1.32%
Net investment income (loss)	(0.06)%[4]	(0.46)%	(0.87)%	(0.61)%	0.08%	(0.33)%
Expense waiver/reimbursement[5]	0.33%[4]	0.34%	0.32%	0.34%	0.34%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$129,805	$141,312	$263,675	$188,549	$120,487	$78,387
Portfolio turnover[6]	16%	19%	34%	20%	33%	39%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$42.49	$72.07	$50.90	$40.86	$36.50	$32.85
Income From Investment Operations:
Net investment income (loss)[1]	0.08	(0.01)	(0.29)	(0.10)	0.22	0.04
Net realized and unrealized gain (loss)	1.17	(24.64)	21.54	10.37	6.21	5.70
Total From Investment Operations	1.25	(24.65)	21.25	10.27	6.43	5.74
Less Distributions:
Distributions from net investment income	—	—	—	(0.15)	—	—
Distributions from net realized gain	—	(4.93)	(0.08)	(0.08)	(2.07)	(2.09)
Total Distributions	—	(4.93)	(0.08)	(0.23)	(2.07)	(2.09)
Net Asset Value, End of Period	$43.74	$42.49	$72.07	$50.90	$40.86	$36.50
Total Return[2]	2.97%	(36.10)%	41.77%	25.20%	18.51%	18.65%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4]	0.89%	0.89%	0.89%	0.90%	0.89%
Net investment income (loss)	0.39%[4]	(0.02)%	(0.43)%	(0.21)%	0.56%	0.11%
Expense waiver/reimbursement[5]	0.13%[4]	0.11%	0.10%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,567,821	$2,930,184	$6,454,097	$5,114,974	$2,339,131	$735,235
Portfolio turnover[6]	16%	19%	34%	20%	33%	39%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$42.14	$71.52	$50.51	$40.51	$36.20	$32.60
Income From Investment Operations:
Net investment income (loss)[1]	0.08	(0.00)	(0.29)	(0.10)	0.25	0.06
Net realized and unrealized gain (loss)	1.16	(24.45)	21.38	10.30	6.13	5.63
Total From Investment Operations	1.24	(24.45)	21.09	10.20	6.38	5.69
Less Distributions:
Distributions from net investment income	—	—	—	(0.12)	—	—
Distributions from net realized gain	—	(4.93)	(0.08)	(0.08)	(2.07)	(2.09)
Total Distributions	—	(4.93)	(0.08)	(0.20)	(2.07)	(2.09)
Net Asset Value, End of Period	$43.38	$42.14	$71.52	$50.51	$40.51	$36.20
Total Return[2]	2.94%	(36.10)%	41.78%	25.24%	18.53%	18.64%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income (loss)	0.39%[4]	(0.01)%	(0.43)%	(0.21)%	0.63%	0.16%
Expense waiver/reimbursement[5]	0.03%[4]	0.04%	0.02%	0.04%	0.04%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$617,806	$661,748	$1,195,120	$651,978	$195,775	$29,623
Portfolio turnover[6]	16%	19%	34%	20%	33%	39%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
April 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $231,244,101 of securities loaned and $1,108,549,843 of investments in affiliated holdings* (identified cost $3,473,570,602, including $1,097,495,121 of identified cost in affiliated holdings)	$4,511,576,255
Cash denominated in foreign currencies (identified cost $159,104)	150,937
Income receivable	1,071,537
Income receivable from affiliated holdings	1,148,117
Receivable for investments sold	24,914,213
Receivable for shares sold	2,348,191
Total Assets	4,541,209,250
Liabilities:
Payable for investments purchased	20,773,733
Payable for shares redeemed	5,288,338
Payable for collateral due to broker for securities lending (Note 2)	235,304,712
Payable for investment adviser fee (Note 5)	268,179
Payable for administrative fee (Note 5)	27,268
Payable for Directors’/Trustees’ fees (Note 5)	5,221
Payable for distribution services fee (Note 5)	266,633
Payable for other service fees (Notes 2 and 5)	350,436
Accrued expenses (Note 5)	1,057,255
Total Liabilities	263,341,775
Net assets for 99,807,727 shares outstanding	$4,277,867,475
Net Assets Consist of:
Paid-in capital	$3,243,172,155
Total distributable earnings (loss)	1,034,695,320
Total Net Assets	$4,277,867,475
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($768,740,405 ÷ 18,190,063 shares outstanding), no par value, unlimited shares authorized	$42.26
Offering price per share (100/94.50 of $42.26)	$44.72
Redemption proceeds per share	$42.26
Class C Shares:
Net asset value per share ($193,694,986 ÷ 5,617,433 shares outstanding), no par value, unlimited shares authorized	$34.48
Offering price per share	$34.48
Redemption proceeds per share (99.00/100 of $34.48)	$34.14
Class R Shares:
Net asset value per share ($129,805,414 ÷ 3,052,787 shares outstanding), no par value, unlimited shares authorized	$42.52
Offering price per share	$42.52
Redemption proceeds per share	$42.52
Institutional Shares:
Net asset value per share ($2,567,821,015 ÷ 58,706,983 shares outstanding), no par value, unlimited shares authorized	$43.74
Offering price per share	$43.74
Redemption proceeds per share	$43.74
Class R6 Shares:
Net asset value per share ($617,805,655 ÷ 14,240,461 shares outstanding), no par value, unlimited shares authorized	$43.38
Offering price per share	$43.38
Redemption proceeds per share	$43.38

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended April 30, 2023 (unaudited)

Investment Income:
Dividends (including $8,510,898 received from affiliated companies and affiliated holdings*)	$26,933,374
Interest	1,000,526
Net income on securities loaned (includes $3,019,486 earned from affiliated holdings related to cash collateral balances) (Note 2)	563,326
TOTAL INCOME	28,497,226
Expenses:
Investment adviser fee (Note 5)	17,769,556
Administrative fee (Note 5)	1,738,180
Custodian fees	111,461
Transfer agent fees (Note 2)	2,393,655
Directors’/Trustees’ fees (Note 5)	11,705
Auditing fees	25,689
Legal fees	7,243
Portfolio accounting fees	111,205
Distribution services fee (Note 5)	2,067,062
Other service fees (Notes 2 and 5)	1,220,276
Share registration costs	66,146
Printing and postage	172,988
Miscellaneous (Note 5)	32,701
TOTAL EXPENSES	25,727,867
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(754,998)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(1,922,769)
TOTAL WAIVERS AND REIMBURSEMENTS	(2,677,767)
Net expenses	23,050,100
Net investment income	5,447,126
Semi-Annual Shareholder Report
19

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(61,265,863) on sales of investments in affiliated holdings*)	$47,986,267
Net realized loss on foreign currency transactions	(3,653)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $78,788,002 of investments in affiliated holdings*)	66,753,042
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	43,060
Net realized and unrealized gain (loss) on investments and foreign currency transactions	114,778,716
Change in net assets resulting from operations	$120,225,842

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2023	Year Ended 10/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,447,126	$(9,505,393)
Net realized gain (loss)	47,982,614	(32,854,574)
Net change in unrealized appreciation/depreciation	66,796,102	(3,281,653,435)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	120,225,842	(3,324,013,402)
Distributions to Shareholders:
Class A Shares	—	(101,147,716)
Class B Shares[1]	—	(1,197,159)
Class C Shares	—	(34,090,746)
Class R Shares	—	(18,092,847)
Institutional Shares	—	(432,690,042)
Class R6 Shares	—	(82,470,909)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(669,689,419)
Share Transactions:
Proceeds from sale of shares	370,291,321	1,065,820,914
Net asset value of shares issued to shareholders in payment of distributions declared	—	632,723,892
Cost of shares redeemed	(956,233,268)	(2,752,467,125)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(585,941,947)	(1,053,922,319)
Change in net assets	(465,716,105)	(5,047,625,140)
Net Assets:
Beginning of period	4,743,583,580	9,791,208,720
End of period	$4,277,867,475	$4,743,583,580

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Notes to Financial Statements
April 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
Effective April 18, 2022, the Fund was re-opened to new investors. Since March 1, 2021, the Fund had been closed to new investors, with the exception of new investments by employer-sponsored retirement plans if the Fund was an established plan option as of March 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such
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as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
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indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $2,677,767 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended April 30, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$407,271	$(263,801)
Class B Shares	2,171	(341)
Class C Shares	127,238	—
Class R Shares	189,637	—
Institutional Shares	1,617,147	(1,260,500)
Class R6 Shares	50,191	—
TOTAL	$2,393,655	$(1,524,642)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$968,101
Class B Shares	3,538
Class C Shares	248,637
TOTAL	$1,220,276
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated
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movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2023, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below
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identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$231,244,101	$235,304,712
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities, held at April 30, 2023, is as follows:
Security	Acquisition Date	Cost	Value
aTyr Pharma, Inc.	4/10/2019	$4,000,000	$10,264,800
Century Therapeutics, Inc.	2/25/2021	$5,520,027	$1,061,007
CeQur SA	3/26/2021	$10,654,733	$11,187,525
Clementia Pharmaceuticals, Inc., Rights	4/18/2019	$256,770	$0
Fusion Pharmaceuticals, Inc.	6/26/2020	$576,100	$9,663,500
Graphite Bio, Inc.	3/11/2021	$4,999,999	$1,296,123
Laronde, Inc.	7/28/2021	$5,283,656	$4,092,022
Minerva Neurosciences, Inc.	12/3/2014	$37,672	$1,479,318
Rezolute, Inc.	10/9/2020	$9,666,690	$6,903,018
Seeing Machines Ltd.	10/22/2020	$19,943,512	$28,315,749
SoundThinking, Inc.	7/12/2017	$990,000	$38,228,750
United Therapeutics Corp.	8/31/2018	$217,981	$0
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	679,264	$28,227,784	1,530,260	$73,184,961
Shares issued to shareholders in payment of distributions declared	—	—	1,674,041	95,688,203
Conversion of Class B Shares to Class A Shares[1]	125,602	5,626,994	—	—
Shares redeemed	(1,958,712)	(81,403,650)	(4,535,857)	(214,855,756)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,153,846)	$(47,548,872)	(1,331,556)	$(45,982,592)
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3	$102	1,017	$39,776
Shares issued to shareholders in payment of distributions declared	—	—	25,149	1,183,010
Conversion of Class B Shares to Class A Shares[1]	(153,756)	(5,626,994)	—	—
Shares redeemed	(10,024)	(334,282)	(108,817)	(4,175,494)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(163,777)	$(5,961,174)	(82,651)	$(2,952,708)
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	212,316	$7,210,765	415,804	$16,186,192
Shares issued to shareholders in payment of distributions declared	—	—	703,297	33,090,127
Shares redeemed	(799,769)	(26,941,431)	(1,895,545)	(72,415,703)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(587,453)	$(19,730,666)	(776,444)	$(23,139,384)
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	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	139,629	$5,883,469	335,394	$16,171,089
Shares issued to shareholders in payment of distributions declared	—	—	314,493	18,083,325
Shares redeemed	(500,701)	(20,996,873)	(968,244)	(45,767,933)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(361,072)	$(15,113,404)	(318,357)	$(11,513,519)
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,364,827	$274,734,565	16,251,449	$775,568,956
Shares issued to shareholders in payment of distributions declared	—	—	6,963,343	409,305,296
Shares redeemed	(16,627,347)	(710,519,288)	(43,798,331)	(2,126,528,197)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(10,262,520)	$(435,784,723)	(20,583,539)	$(941,653,945)
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,137,601	$48,607,642	3,869,658	$184,669,940
Shares issued to shareholders in payment of distributions declared	—	—	1,293,085	75,373,931
Shares redeemed	(2,601,657)	(110,410,750)	(6,168,680)	(288,724,042)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,464,056)	$(61,803,108)	(1,005,937)	$(28,680,171)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(13,992,724)	$(585,941,947)	(24,098,484)	$(1,053,922,319)

1
On February 3, 2023, Class B Shares were converted to Class A Shares. Within the Statement of
Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At April 30, 2023, the cost of investments for federal tax purposes was $3,472,919,899. The net unrealized appreciation of investments for federal tax purposes was $1,038,656,356. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,383,802,830 and unrealized depreciation from investments for those securities having an excess of cost over value of $345,146,474.
As of October 31, 2022, the Fund had a capital loss carryforward of $33,326,463 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
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The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$33,326,463	$—	$33,326,463
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2022, for federal income tax purposes, a late year ordinary loss of $10,880,736 was deferred to November 1, 2022.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2023, the Adviser voluntarily waived $505,571 of its fee and voluntarily reimbursed $1,524,642 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2023, the Adviser reimbursed $249,427.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2023, the Sub-Adviser earned a fee of $14,571,036.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$970,488	$(194,098)
Class B Shares	10,613	—
Class C Shares	745,912	—
Class R Shares	340,049	(204,029)
TOTAL	$2,067,062	$(398,127)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2023, FSC retained $617,974 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2023, FSC retained $18,952 in sales charges from the sale of Class A Shares. FSC also retained $7,923, $487 and $2,612 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2023, FSSC received $50,345 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.35%, 1.35%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2023, were as follows:
Purchases	$666,473,694
Sales	$1,113,193,967
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under
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the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2023, the Fund had no outstanding loans. During the six months ended April 30, 2023, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2023, there were no outstanding loans. During the six months ended April 30, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition,
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governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,027.20	$6.79
Class C Shares	$1,000	$1,024.10	$10.04
Class R Shares	$1,000	$1,027.30	$6.79
Institutional Shares	$1,000	$1,029.70	$4.48
Class R6 Shares	$1,000	$1,029.40	$4.43
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.10	$6.76
Class C Shares	$1,000	$1,014.88	$9.99
Class R Shares	$1,000	$1,018.10	$6.76
Institutional Shares	$1,000	$1,020.38	$4.46
Class R6 Shares	$1,000	$1,020.43	$4.41

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.35%
Class C Shares	2.00%
Class R Shares	1.35%
Institutional Shares	0.89%
Class R6 Shares	0.88%
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Evaluation and Approval of Advisory Contract–May 2022
FEDERATED HERMES KAUFMANN SMALL CAP FUND (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also
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considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted
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that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and its extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the periods ended December 31, 2021, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board
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focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the CCO’s view that, in 2021, while the Fund’s expenses were above median relative to its Expense Peer Group, those expenses remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to peer funds.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
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unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of
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market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through
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distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Small Cap Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report
48

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
49

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
50

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
51

Federated Hermes Kaufmann Small Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172610
CUSIP 314172537
CUSIP 314172402
CUSIP 31421N683
28534 (6/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2023

Share Class | Ticker	A | FGSAX	C | FGSCX	Institutional | FGSIX	R6 | FGSKX

Federated Hermes MDT Mid Cap Growth Fund
Fund Established 1984

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2022 through April 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	25.3%
Industrials	18.7%
Consumer Discretionary	17.2%
Health Care	15.0%
Financials	7.0%
Consumer Staples	4.5%
Communication Services	4.1%
Energy	2.9%
Materials	2.6%
Real Estate	0.8%
Securities Lending Collateral[2]	0.9%
Cash Equivalents[3]	2.1%
Other Assets and Liabilities—Net[4]	(1.1)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2023 (unaudited)
Shares			Value
		COMMON STOCKS— 98.1%
		Communication Services— 4.1%
749,378	[1]	Altice USA, Inc.	$ 2,622,823
2,090		Cable One, Inc.	1,585,077
204,620	[1]	Match Group, Inc.	7,550,478
91,936	[1]	Spotify Technology SA	12,282,650
		TOTAL	24,041,028
		Consumer Discretionary— 17.2%
2,488	[1]	AutoZone, Inc.	6,626,315
44,641		Block (H&R), Inc.	1,513,776
51,279	[1]	Bright Horizons Family Solutions, Inc.	3,903,358
4,494	[1]	Chipotle Mexican Grill, Inc.	9,291,884
2,421	[1]	Deckers Outdoor Corp.	1,160,482
38,379	[1]	DraftKings, Inc.	840,884
41,215		eBay, Inc.	1,913,613
17,348	[1]	Etsy, Inc.	1,752,668
185,820	[1]	Expedia Group, Inc.	17,459,647
19,859		Genuine Parts Co.	3,342,468
17,825		Hilton Worldwide Holdings, Inc.	2,567,157
18,554	[1]	Lululemon Athletica, Inc.	7,049,221
103,066	[2]	Nordstrom, Inc.	1,593,400
7,514	[1]	O’Reilly Automotive, Inc.	6,892,667
387,027	[1,2]	Rocket Companies, Inc.	3,448,411
29,009		Tractor Supply Co.	6,915,746
29,751	[1]	Ulta Beauty, Inc.	16,405,594
70,860	[1]	YETI Holdings, Inc.	2,795,427
39,703		Yum! Brands, Inc.	5,581,448
		TOTAL	101,054,166
		Consumer Staples— 4.5%
83,874		Albertsons Cos., Inc.	1,752,967
16,029	[1]	BJ’s Wholesale Club Holdings, Inc.	1,224,135
36,252		Hershey Foods Corp.	9,898,971
120,482		Lamb Weston Holdings, Inc.	13,471,092
		TOTAL	26,347,165
		Energy— 2.9%
35,911		Cheniere Energy, Inc.	5,494,383
38,288		Diamondback Energy, Inc.	5,444,554
75,491		Halliburton Co.	2,472,330
42,219		Ovintiv, Inc.	1,523,261
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Energy— continued
3,730		PDC Energy, Inc.	$ 242,941
24,139		Targa Resources, Inc.	1,823,219
		TOTAL	17,000,688
		Financials— 7.0%
30,394		Ameriprise Financial, Inc.	9,273,817
8,894	[1]	Arch Capital Group Ltd.	667,673
20,353		Gallagher (Arthur J.) & Co.	4,234,645
1,384		LPL Financial Holdings, Inc.	289,035
18,210		Marketaxess Holdings, Inc.	5,797,518
18,098		MSCI, Inc., Class A	8,731,380
636,953	[1]	StoneCo Ltd.	7,847,261
37,143		Tradeweb Markets, Inc.	2,615,239
133,736		Western Union Co.	1,461,734
		TOTAL	40,918,302
		Health Care— 15.0%
708,885	[1]	Adaptive Biotechnologies Corp.	5,061,439
81,834		Agilent Technologies, Inc.	11,082,779
1,463	[1]	Align Technology, Inc.	475,914
46,283		AmerisourceBergen Corp.	7,722,319
40,228	[1]	Avantor, Inc.	783,641
26,712	[1]	Dexcom, Inc.	3,241,234
45,918	[1]	Exelixis, Inc.	840,299
7,815	[1]	IDEXX Laboratories, Inc.	3,846,230
48,115	[1]	Incyte Genomics, Inc.	3,580,237
9,044	[1]	IQVIA Holdings, Inc.	1,702,352
114,916	[1]	Maravai LifeSciences Holdings, Inc.	1,584,692
5,171		McKesson Corp.	1,883,485
3,558	[1]	Mettler-Toledo International, Inc.	5,306,757
33,288	[1]	Molina Healthcare, Inc.	9,916,162
39,241	[1]	Neurocrine Biosciences, Inc.	3,964,911
42,879	[1,2]	Novavax, Inc.	328,882
9,182		ResMed, Inc.	2,212,495
27,320	[1]	Sarepta Therapeutics, Inc.	3,354,076
179,132	[1]	Syneos Health, Inc.	7,032,722
501,558	[1]	Teladoc Health, Inc.	13,306,334
1,278	[1]	Waters Corp.	383,860
2,612		West Pharmaceutical Services, Inc.	943,559
		TOTAL	88,554,379
		Industrials— 18.7%
6,537		AGCO Corp.	810,196
170,587		Allison Transmission Holdings, Inc.	8,322,940
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
13,210	[1]	Axon Enterprise, Inc.	$ 2,783,479
92,387		Booz Allen Hamilton Holding Corp.	8,843,284
1,519		Carlisle Cos., Inc.	327,876
17,542		Cintas Corp.	7,995,117
24,308	[1]	Generac Holdings, Inc.	2,484,764
292,405	[1]	Lyft, Inc.	2,997,151
90,039		Paychex, Inc.	9,891,684
3,893		Quanta Services, Inc.	660,408
82,691		Robert Half International, Inc.	6,036,443
8,698		Rockwell Automation, Inc.	2,465,100
61,835		Trane Technologies PLC	11,489,561
8,475	[1]	Transdigm Group, Inc.	6,483,375
156,406	[1]	Trex Co., Inc.	8,549,152
13,070	[1]	United Rentals, Inc.	4,719,708
36,923		Vertiv Holdings Co.	550,891
11,382		W.W. Grainger, Inc.	7,916,978
9,597	[1]	WESCO International, Inc.	1,381,968
102,025	[1]	Willscot Corp.	4,631,935
83,809	[1]	XPO, Inc.	3,702,682
67,015		Xylem, Inc.	6,958,838
		TOTAL	110,003,530
		Information Technology— 25.3%
17,011	[1]	Allegro MicroSystems, Inc.	608,484
8,971	[1]	Ansys, Inc.	2,816,176
175,056	[1]	AppLovin Corp.	2,975,952
130,490	[1]	Arista Networks, Inc.	20,899,278
71,125	[1]	Cadence Design Systems, Inc.	14,897,131
98,033	[1]	Ceridian HCM Holding, Inc.	6,223,135
51,494		Cognex Corp.	2,455,749
128,839	[1]	CommScope Holdings Co., Inc.	635,176
12,264	[1]	Crowdstrike Holdings, Inc.	1,472,293
62,321		Dell Technologies, Inc.	2,710,340
29,739	[1]	Dynatrace Holdings LLC	1,257,365
14,011	[1]	EPAM Systems, Inc.	3,957,267
190,977	[1]	Fortinet, Inc.	12,041,100
11,620	[1]	Gartner, Inc., Class A	3,514,585
2,840	[1]	HubSpot, Inc.	1,195,498
90,880	[1]	Informatica, Inc.	1,405,005
87,425		Jabil, Inc.	6,832,264
13,453	[1]	Keysight Technologies, Inc.	1,945,842
57,201		Microchip Technology, Inc.	4,175,101
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
31,614	[1]	NCR Corp.	$ 704,676
85,494	[1]	New Relic, Inc.	6,110,256
132,595	[1]	Nutanix, Inc.	3,179,628
26,084	[1]	Okta, Inc.	1,787,537
5,658	[1]	Paycom Software, Inc.	1,642,914
253,612		Pegasystems, Inc.	11,569,779
233,228	[1]	Pure Storage, Inc.	5,324,595
90,104	[1]	RingCentral, Inc.	2,483,266
33,253	[1]	Splunk, Inc.	2,867,739
29,911	[1]	Synopsys, Inc.	11,106,553
48,730	[1]	Teradata Corp.	1,886,338
38,646		Vontier Corp.	1,048,466
121,412	[1]	Zoom Video Communications, Inc.	7,458,339
		TOTAL	149,187,827
		Materials— 2.6%
27,699		Albemarle Corp.	5,137,056
35,036		CF Industries Holdings, Inc.	2,507,877
26,888		Chemours Co./The	781,634
122,996		Mosaic Co./The	5,270,379
18,063		Steel Dynamics, Inc.	1,877,649
		TOTAL	15,574,595
		Real Estate— 0.8%
11,234		SBA Communications, Corp.	2,930,838
38,513	[1]	Zillow Group, Inc.	1,647,586
		TOTAL	4,578,424
		TOTAL COMMON STOCKS (IDENTIFIED COST $539,450,387)	577,260,104
		INVESTMENT COMPANIES— 3.0%
5,227,092		Federated Hermes Government Obligations Fund, Premier Shares, 4.72%[3]	5,227,092
12,666,354		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[3]	12,665,088
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $17,889,571)	17,892,180
		TOTAL INVESTMENT IN SECURITIES—101.1% (IDENTIFIED COST $557,339,958)[4]	595,152,284
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[5]	(6,420,771)
		TOTAL NET ASSETS—100%	$588,731,513
Semi-Annual Shareholder Report
5

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2022	$7,385,401	$8,548,662	$15,934,063
Purchases at Cost	$36,445,484	$107,095,415	$143,540,899
Proceeds from Sales	$(38,603,793)	$(102,990,028)	$(141,593,821)
Change in Unrealized Appreciation/ Depreciation	$—	$2,251	$2,251
Net Realized Gain/(Loss)	$—	$8,788	$8,788
Value as of 4/30/2023	$5,227,092	$12,665,088	$17,892,180
Shares Held as of 4/30/2023	5,227,092	12,666,354	17,893,446
Dividend Income	$142,943	$251,380	$394,323

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At April 30, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$36.23	$62.37	$44.93	$41.20	$41.35	$43.07
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.11)	(0.39)	(0.19)	(0.07)	(0.14)
Net realized and unrealized gain (loss)	3.28	(13.61)	21.36	7.14	4.77	3.92
Total From Investment Operations	3.23	(13.72)	20.97	6.95	4.70	3.78
Less Distributions:
Distributions from net realized gain	(0.82)	(12.42)	(3.53)	(3.22)	(4.85)	(5.50)
Net Asset Value, End of Period	$38.64	$36.23	$62.37	$44.93	$41.20	$41.35
Total Return[2]	9.08%	(26.23)%	49.08%	18.07%	13.40%	9.43%
Ratios to Average Net Assets:
Net expenses[3]	1.14%[4]	1.14%	1.13%	1.14%	1.14%	1.22%
Net investment income (loss)	(0.25)%[4]	(0.27)%	(0.73)%	(0.46)%	(0.18)%	(0.33)%
Expense waiver/reimbursement[5]	0.11%[4]	0.09%	0.08%	0.11%	0.11%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$257,668	$243,046	$367,018	$266,252	$257,818	$238,586
Portfolio turnover[6]	80%	174%	141%	227%	179%	171%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$17.34	$36.97	$28.09	$27.12	$29.12	$32.11
Income From Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.22)	(0.48)	(0.31)	(0.25)	(0.33)
Net realized and unrealized gain (loss)	1.54	(6.99)	12.89	4.50	3.10	2.84
Total From Investment Operations	1.45	(7.21)	12.41	4.19	2.85	2.51
Less Distributions:
Distributions from net realized gain	(0.82)	(12.42)	(3.53)	(3.22)	(4.85)	(5.50)
Net Asset Value, End of Period	$17.97	$17.34	$36.97	$28.09	$27.12	$29.12
Total Return[2]	8.69%	(26.83)%	47.91%	17.17%	12.54%	8.58%
Ratios to Average Net Assets:
Net expenses[3]	1.93%[4]	1.93%	1.92%	1.93%	1.88%	1.97%
Net investment income (loss)	(1.05)%[4]	(1.07)%	(1.51)%	(1.23)%	(0.94)%	(1.09)%
Expense waiver/reimbursement[5]	0.11%[4]	0.09%	0.08%	0.12%	0.16%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,566	$9,600	$16,184	$13,309	$15,460	$10,619
Portfolio turnover[6]	80%	174%	141%	227%	179%	171%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$38.47	$65.24	$46.74	$42.60	$42.48	$44.01
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	0.01	(0.25)	(0.06)	0.04	(0.05)
Net realized and unrealized gain (loss)	3.49	(14.36)	22.28	7.42	4.93	4.02
Total From Investment Operations	3.49	(14.35)	22.03	7.36	4.97	3.97
Less Distributions:
Distributions from net realized gain	(0.82)	(12.42)	(3.53)	(3.22)	(4.85)	(5.50)
Net Asset Value, End of Period	$41.14	$38.47	$65.24	$46.74	$42.60	$42.48
Total Return[3]	9.23%	(26.00)%	49.47%	18.46%	13.71%	9.69%
Ratios to Average Net Assets:
Net expenses[4]	0.84%[5]	0.84%	0.84%	0.84%	0.84%	0.95%
Net investment income (loss)	(0.02)%[5]	0.02%	(0.44)%	(0.13)%	0.10%	(0.12)%
Expense waiver/reimbursement[6]	0.18%[5]	0.18%	0.15%	0.19%	0.21%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$276,856	$169,730	$279,045	$188,839	$246,222	$177,959
Portfolio turnover[7]	80%	174%	141%	227%	179%	171%

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$33.23	$58.16	$41.99	$38.59	$38.95	$40.80
Income From Investment Operations:
Net investment income (loss)[1]	0.01	0.02	(0.22)	(0.05)	0.01	(0.03)
Net realized and unrealized gain (loss)	3.00	(12.53)	19.92	6.67	4.48	3.68
Total From Investment Operations	3.01	(12.51)	19.70	6.62	4.49	3.65
Less Distributions:
Distributions from net realized gain	(0.82)	(12.42)	(3.53)	(3.22)	(4.85)	(5.50)
Net Asset Value, End of Period	$35.42	$33.23	$58.16	$41.99	$38.59	$38.95
Total Return[2]	9.24%	(26.00)%	49.52%	18.46%	13.72%	9.67%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]	0.83%	0.83%	0.83%	0.83%	0.95%
Net investment income (loss)	0.04%[4]	0.04%	(0.43)%	(0.14)%	0.03%	(0.08)%
Expense waiver/reimbursement[5]	0.11%[4]	0.09%	0.08%	0.11%	0.11%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,641	$36,273	$49,431	$31,388	$31,590	$6,576
Portfolio turnover[6]	80%	174%	141%	227%	179%	171%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $5,140,727 of securities loaned and $17,892,180 of investments in affiliated holdings* (identified cost $557,339,958, including $17,889,571 of identified cost in affiliated holdings)	$595,152,284
Income receivable	48,737
Income receivable from affiliated holdings	53,673
Receivable for investments sold	2,613,177
Receivable for shares sold	792,068
Total Assets	598,659,939
Liabilities:
Payable for investments purchased	3,783,761
Payable for shares redeemed	641,784
Payable for collateral due to broker for securities lending (Note 2)	5,227,092
Payable for investment adviser fee (Note 5 )	31,368
Payable for administrative fee (Note 5 )	3,736
Payable for Directors’/Trustees’ fees (Note 5)	396
Payable for distribution services fee (Note 5)	5,718
Payable for other service fees (Notes 2 and 5 )	121,080
Accrued expenses (Note 5 )	113,491
Total Liabilities	9,928,426
Net assets for 15,189,180 shares outstanding	$588,731,513
Net Assets Consist of:
Paid-in capital	$568,042,195
Total distributable earnings (loss)	20,689,318
Total Net Assets	$588,731,513
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($257,668,266 ÷ 6,667,663 shares outstanding), no par value, unlimited shares authorized	$38.64
Offering price per share (100/94.50 of $38.64)	$40.89
Redemption proceeds per share	$38.64
Class C Shares:
Net asset value per share ($9,566,307 ÷ 532,371 shares outstanding), no par value, unlimited shares authorized	$17.97
Offering price per share	$17.97
Redemption proceeds per share (99.00/100 of $17.97)	$17.79
Institutional Shares:
Net asset value per share ($276,855,589 ÷ 6,728,865 shares outstanding), no par value, unlimited shares authorized	$41.14
Offering price per share	$41.14
Redemption proceeds per share	$41.14
Class R6 Shares:
Net asset value per share ($44,641,351 ÷ 1,260,281 shares outstanding), no par value, unlimited shares authorized	$35.42
Offering price per share	$35.42
Redemption proceeds per share	$35.42

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended April 30, 2023 (unaudited)

Investment Income:
Dividends (including $251,380 received from affiliated holdings*)	$2,057,161
Net income on securities loaned (includes $142,943 earned from affiliated holdings related to cash collateral balances*) (Note 2)	96,328
TOTAL INCOME	2,153,489
Expenses:
Investment adviser fee (Note 5 )	1,882,884
Administrative fee (Note 5 )	197,178
Custodian fees	30,964
Transfer agent fees (Note 2)	248,670
Directors’/Trustees’ fees (Note 5 )	1,712
Auditing fees	13,590
Legal fees	5,451
Portfolio accounting fees	64,863
Distribution services fee (Note 5 )	35,311
Other service fees (Notes 2 and 5 )	325,914
Share registration costs	43,879
Printing and postage	19,476
Miscellaneous (Note 5 )	14,145
TOTAL EXPENSES	2,884,037
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5 )	(274,341)
Reimbursement of other operating expenses (Notes 2 and 5)	(72,126)
TOTAL WAIVER AND REIMBURSEMENTS	(346,467)
Net expenses	2,537,570
Net investment income (loss)	(384,081)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $8,788 on sales of investments in affiliated holdings*)	(6,944,551)
Net realized gain on foreign currency transactions	13
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $2,251 of investments in affiliated holdings*)	47,270,729
Net realized and unrealized gain (loss) on investments and foreign currency transactions	40,326,191
Change in net assets resulting from operations	$39,942,110

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2023	Year Ended 10/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(384,081)	$(825,254)
Net realized gain (loss)	(6,944,538)	3,637,488
Net change in unrealized appreciation/depreciation	47,270,729	(180,640,715)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,942,110	(177,828,481)
Distributions to Shareholders:
Class A Shares	(5,479,995)	(71,880,618)
Class C Shares	(435,225)	(5,393,678)
Institutional Shares	(3,649,731)	(53,644,485)
Class R6 Shares	(900,130)	(10,379,505)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,465,081)	(141,298,286)
Share Transactions:
Proceeds from sale of shares	144,802,528	91,485,100
Net asset value of shares issued to shareholders in payment of distributions declared	8,793,675	122,473,749
Cost of shares redeemed	(52,989,819)	(147,862,414)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	100,606,384	66,096,435
Change in net assets	130,083,413	(253,030,332)
Net Assets:
Beginning of period	458,648,100	711,678,432
End of period	$588,731,513	$458,648,100
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes MDT Mid Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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15

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report
16

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report
17

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $346,467 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$114,524	$—
Class C Shares	6,436	—
Institutional Shares	120,116	(72,126)
Class R6 Shares	7,594	—
TOTAL	$248,670	$(72,126)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Shareholder Report
18

For the six months ended April 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$314,143
Class C Shares	11,771
TOTAL	$325,914
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report
19

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$5,140,727	$5,227,092
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20

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	235,183	$8,898,788	346,284	$14,501,942
Shares issued to shareholders in payment of distributions declared	135,724	4,900,984	1,402,103	64,482,748
Shares redeemed	(411,606)	(15,575,988)	(924,943)	(39,312,167)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(40,699)	$(1,776,216)	823,444	$39,672,523
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	62,906	$1,117,226	66,292	$1,365,010
Shares issued to shareholders in payment of distributions declared	22,763	383,324	219,180	4,859,223
Shares redeemed	(106,796)	(1,871,566)	(169,793)	(3,378,550)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(21,127)	$(371,016)	115,679	$2,845,683
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,989,176	$123,605,741	1,330,208	$60,066,031
Shares issued to shareholders in payment of distributions declared	80,084	3,075,223	971,383	47,306,343
Shares redeemed	(752,726)	(30,057,688)	(2,166,536)	(93,252,686)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,316,534	$96,623,276	135,055	$14,119,688
Semi-Annual Shareholder Report
21

	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	316,510	$11,180,773	418,479	$15,552,117
Shares issued to shareholders in payment of distributions declared	13,132	434,144	138,503	5,825,435
Shares redeemed	(161,019)	(5,484,577)	(315,307)	(11,919,011)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	168,623	$6,130,340	241,675	$9,458,541
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,423,331	$100,606,384	1,315,853	$66,096,435
4. FEDERAL TAX INFORMATION
At April 30, 2023, the cost of investments for federal tax purposes was $557,339,958. The net unrealized appreciation of investments for federal tax purposes was $37,812,326. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $67,013,794 and unrealized depreciation from investments for those securities having an excess of cost over value of $29,201,468.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2023, the Adviser voluntarily waived $266,216 of its fee and voluntarily reimbursed $72,126 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2023, the Adviser reimbursed $8,125.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended April 30, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$35,311
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2023, FSC retained $1,914 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2023, FSC retained $3,575 in sales charges from the sale of Class A Shares. FSC also retained $405 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2023, FSSC received $29,487 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.94%, 0.84% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2023, were as follows:
Purchases	$488,937,848
Sales	$401,559,118
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2023, the Fund had no outstanding loans. During the six months ended April 30, 2023, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2023, there were no outstanding loans. During the six months ended April 30, 2023, the program was not utilized.
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10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,090.80	$5.91
Class C Shares	$1,000	$1,086.90	$9.99
Institutional Shares	$1,000	$1,092.30	$4.36
Class R6 Shares	$1,000	$1,092.40	$4.31
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.14	$5.71
Class C Shares	$1,000	$1,015.22	$9.64
Institutional Shares	$1,000	$1,020.63	$4.21
Class R6 Shares	$1,000	$1,020.68	$4.16

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class C Shares	1.93%
Institutional Shares	0.84%
Class R6 Shares	0.83%
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Evaluation and Approval of Advisory Contract–May 2022
FEDERATED HERMES MDT MID-CAP GROWTH FUND (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information
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regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
In 2019, the Board approved a reduction of 5 basis points in the contractual advisory fee.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Mid Cap Growth Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report
38

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172305
CUSIP 314172198
CUSIP 314172529
8010409 (6/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2023

Share Class | Ticker	A | SVAAX	C | SVACX	Institutional | SVAIX	R6 | SVALX

Federated Hermes Strategic Value Dividend Fund
Fund Established 2005

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2022 through April 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Consumer Staples	19.7%
Utilities	18.3%
Financials	13.8%
Health Care	11.9%
Energy	11.5%
Communication Services	11.5%
Materials	4.7%
Information Technology	2.8%
Industrials	2.6%
Consumer Discretionary	1.5%
Real Estate	0.9%
Cash Equivalents[2]	0.4%
Other Assets and Liabilities—Net[3]	0.4%
TOTAL	100%
1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
April 30, 2023 (unaudited)
Shares		Dividend Yield	Value in U.S. Dollars
	COMMON STOCKS—99.2%
	Communication Services—11.5%
22,422,884	AT&T, Inc.	6.28%	$396,212,360
7,607,985	BCE, Inc.	5.05	365,672,940
11,315,272	Verizon Communications, Inc.	6.72	439,372,012
	TOTAL		1,201,257,312
	Consumer Discretionary—1.5%
1,272,300	Best Buy Co., Inc.	4.94	94,811,796
377,875	Darden Restaurants, Inc.	3.19	57,410,549
	TOTAL		152,222,345
	Consumer Staples—19.7%
10,378,879	British American Tobacco PLC	7.89	383,429,902
657,200	Clorox Co.	2.85	108,845,464
4,687,675	Conagra Brands, Inc.	3.48	177,944,143
2,009,155	Kimberly-Clark Corp.	3.26	291,106,468
4,599,797	Philip Morris International, Inc.	5.08	459,841,706
1,817,600	The Coca-Cola Co.	2.87	116,599,040
5,062,775	Unilever PLC	3.38	281,986,481
6,731,100	Walgreens Boots Alliance, Inc.	5.45	237,271,275
	TOTAL		2,057,024,479
	Energy—11.5%
7,921,025	Enbridge, Inc.	5.60	314,946,759
4,970,219	TC Energy Corp.	5.62	206,571,231
7,592,495	TotalEnergies SE	5.11	484,013,505
6,523,950	Williams Cos., Inc.	4.86	197,414,727
	TOTAL		1,202,946,222
	Financials—13.8%
515,825	Allianz SE	4.26	129,401,238
2,296,450	Canadian Imperial Bank of Commerce	5.09	96,275,130
18,217,210	Huntington Bancshares, Inc.	5.54	204,032,752
11,198,810	KeyCorp	7.28	126,098,601
471,975	Muenchener Rueckversicherungs-Gesellschaft AG	3.41	177,221,301
2,059,150	PNC Financial Services Group, Inc.	4.61	268,204,288
6,054,236	Truist Financial Corp.	6.38	197,247,009
4,781,991	U.S. Bancorp	5.60	163,926,651
160,919	Zurich Insurance Group AG	5.56	77,833,653
	TOTAL		1,440,240,623
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2

Shares		Dividend Yield	Value in U.S. Dollars
	COMMON STOCKS—continued
	Health Care—11.9%
1,202,676	AbbVie, Inc.	3.92%	$181,748,397
1,190,975	Amgen, Inc.	3.55	285,524,347
2,598,221	Gilead Sciences, Inc.	3.65	213,599,748
1,348,475	Medtronic PLC	2.99	122,643,801
6,554,795	Pfizer, Inc.	4.22	254,915,978
1,420,535	Sanofi	3.56	156,572,065
2,740,150	Viatris, Inc.	5.14	25,565,600
	TOTAL		1,240,569,936
	Industrials—2.6%
677,350	Stanley Black & Decker Inc.	3.71	58,482,399
1,163,875	United Parcel Service, Inc.	3.60	209,276,364
	TOTAL		267,758,763
	Information Technology—2.8%
95,306	Broadcom, Inc.	2.94	59,709,209
4,804,700	Cisco Systems, Inc.	3.30	227,022,075
	TOTAL		286,731,284
	Materials—4.7%
17,100,400	Amcor PLC	4.47	187,591,388
3,206,050	LyondellBasell Industries N.V.	5.03	303,324,390
	TOTAL		490,915,778
	Real Estate—0.9%
2,226,664	National Retail Properties, Inc.	5.05	96,859,884
	Utilities—18.3%
2,657,475	American Electric Power Co., Inc.	3.59	245,603,839
3,864,171	Dominion Energy, Inc.	4.67	220,798,731
3,578,829	Duke Energy Corp.	4.07	353,874,612
1,411,525	Entergy Corp.	3.98	151,851,859
1,959,650	Evergy, Inc.	3.94	121,713,861
13,746,940	National Grid-SP PLC	4.51	197,189,761
6,322,830	PPL Corp.	3.34	181,591,678
1,611,000	Public Service Enterprises Group, Inc.	3.61	101,815,200
4,565,052	Southern Co.	3.81	335,759,575
	TOTAL		1,910,199,116
	TOTAL COMMON STOCKS (IDENTIFIED COST $9,992,116,761)		10,346,725,742
Semi-Annual Shareholder Report
3

Shares	Dividend Yield	Value in U.S. Dollars
	INVESTMENT COMPANY—0.4%
41,034,969	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[1] (IDENTIFIED COST $41,024,084)	$41,030,865
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $10,033,140,845)[2]	10,387,756,607
	OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	46,183,284
	TOTAL NET ASSETS—100%	$10,433,939,891
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2022	$49,391,035
Purchases at Cost	$1,070,709,098
Proceeds from Sales	$(1,079,110,304)
Change in Unrealized Appreciation/Depreciation	$4,125
Net Realized Gain/(Loss)	$36,911
Value as of 4/30/2023	$41,030,865
Shares Held as of 4/30/2023	41,034,969
Dividend Income	$1,483,947
1
7-day net yield.
2
Also represents cost of investments for federal tax purposes.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$6,862,052,197	$—	$—	$6,862,052,197
International	1,597,025,639	1,887,647,906	—	3,484,673,545
Investment Company	41,030,865	—	—	41,030,865
TOTAL SECURITIES	$8,500,108,701	$1,887,647,906	$—	$10,387,756,607
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$5.89	$5.70	$4.49	$5.82	$5.73	$6.34
Income From Investment Operations:
Net investment income	0.10	0.23	0.20	0.21	0.21	0.21
Net realized and unrealized gain (loss)	0.09	0.19	1.21	(1.06)	0.31	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.42	1.41	(0.85)	0.52	—
Less Distributions:
Distributions from net investment income	(0.11)	(0.23)	(0.20)	(0.21)	(0.21)	(0.20)
Distributions from net realized gain	(0.32)	—	—	(0.27)	(0.22)	(0.41)
TOTAL DISTRIBUTIONS	(0.43)	(0.23)	(0.20)	(0.48)	(0.43)	(0.61)
Net Asset Value, End of Period	$5.65	$5.89	$5.70	$4.49	$5.82	$5.73
Total Return[1]	3.25%	7.41%	31.78%	(15.65)%	9.68%	(0.16)%
Ratios to Average Net Assets:
Net expenses[2]	1.05%[3,4]	1.06%	1.05%	1.05%[3]	1.06%	1.05%
Net investment income	3.58%[4]	3.90%	3.64%	4.08%	3.75%	3.44%
Expense waiver/reimbursement[5]	0.12%[4]	0.12%	0.12%	0.13%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,673,545	$1,600,974	$1,366,960	$1,060,496	$1,456,023	$1,603,675
Portfolio turnover[6]	23%	42%	23%	38%	33%	9%
1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.05% for the six months ended April 30, 2023 and 1.05% for the year ended October 31, 2020, after taking into account these expense reductions.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$5.90	$5.72	$4.50	$5.84	$5.74	$6.35
Income From Investment Operations:
Net investment income	0.08	0.19	0.16	0.17	0.17	0.16
Net realized and unrealized gain (loss)	0.10	0.18	1.22	(1.07)	0.32	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.37	1.38	(0.90)	0.49	(0.04)
Less Distributions:
Distributions from net investment income	(0.09)	(0.19)	(0.16)	(0.17)	(0.17)	(0.16)
Distributions from net realized gain	(0.32)	—	—	(0.27)	(0.22)	(0.41)
TOTAL DISTRIBUTIONS	(0.41)	(0.19)	(0.16)	(0.44)	(0.39)	(0.57)
Net Asset Value, End of Period	$5.67	$5.90	$5.72	$4.50	$5.84	$5.74
Total Return[1]	3.03%	6.40%	30.94%	(16.41)%	9.02%	(0.91)%
Ratios to Average Net Assets:
Net expenses[2]	1.82%[3,4]	1.81%	1.80%	1.80%[3]	1.81%	1.80%
Net investment income	2.83%[4]	3.16%	2.92%	3.34%	3.00%	2.69%
Expense waiver/reimbursement[5]	0.12%[4]	0.13%	0.13%	0.14%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$600,886	$628,173	$625,041	$693,876	$1,217,811	$1,472,755
Portfolio turnover[6]	23%	42%	23%	38%	33%	9%
1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.82% for the six months ended April 30, 2023 and 1.80% for the year ended October 31, 2020, after taking into account these expense reductions.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$5.93	$5.74	$4.52	$5.86	$5.76	$6.37
Income From Investment Operations:
Net investment income	0.11	0.25	0.21	0.22	0.23	0.22
Net realized and unrealized gain (loss)	0.09	0.19	1.22	(1.07)	0.32	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.44	1.43	(0.85)	0.55	0.02
Less Distributions:
Distributions from net investment income	(0.12)	(0.25)	(0.21)	(0.22)	(0.23)	(0.22)
Distributions from net realized gain	(0.32)	—	—	(0.27)	(0.22)	(0.41)
TOTAL DISTRIBUTIONS	(0.44)	(0.25)	(0.21)	(0.49)	(0.45)	(0.63)
Net Asset Value, End of Period	$5.69	$5.93	$5.74	$4.52	$5.86	$5.76
Total Return[1]	3.35%	7.62%	32.12%	(15.49)%	10.09%	0.09%
Ratios to Average Net Assets:
Net expenses[2]	0.80%[3,4]	0.81%	0.80%	0.80%[3]	0.81%	0.80%
Net investment income	3.83%[4]	4.14%	3.91%	4.34%	3.99%	3.69%
Expense waiver/reimbursement[5]	0.12%[4]	0.13%	0.13%	0.13%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,426,256	$6,193,024	$4,589,179	$4,214,131	$6,632,015	$7,027,654
Portfolio turnover[6]	23%	42%	23%	38%	33%	9%
1
Based on net asset value. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80% for the six months ended April 30, 2023 and 0.80% for the year ended October 31, 2020, after taking into account these expense reductions.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$5.92	$5.74	$4.52	$5.86	$5.76	$6.37
Income From Investment Operations:
Net investment income	0.11	0.26	0.21	0.22	0.23	0.22
Net realized and unrealized gain (loss)	0.10	0.17	1.22	(1.07)	0.32	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.43	1.43	(0.85)	0.55	0.02
Less Distributions:
Distributions from net investment income	(0.12)	(0.25)	(0.21)	(0.22)	(0.23)	(0.22)
Distributions from net realized gain	(0.32)	—	—	(0.27)	(0.22)	(0.41)
TOTAL DISTRIBUTIONS	(0.44)	(0.25)	(0.21)	(0.49)	(0.45)	(0.63)
Net Asset Value, End of Period	$5.69	$5.92	$5.74	$4.52	$5.86	$5.76
Total Return[1]	3.54%	7.46%	32.14%	(15.48)%	10.11%	0.11%
Ratios to Average Net Assets:
Net expenses[2]	0.78%[3,4]	0.79%	0.78%	0.78%[3]	0.79%	0.78%
Net investment income	3.86%[4]	4.14%	3.85%	4.35%	4.00%	3.69%
Expense waiver/reimbursement[5]	0.07%[4]	0.07%	0.07%	0.07%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,733,253	$1,697,532	$1,019,551	$575,195	$500,119	$452,251
Portfolio turnover[6]	23%	42%	23%	38%	33%	9%
1
Based on net asset value. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.78% for the six months ended April 30, 2023 and 0.78% for the year ended October 31, 2020, after taking into account these expense reductions.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
April 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $41,030,865 of investment in an affiliated holding* (identified cost $10,033,140,845, including $41,024,084 of identified cost in an affiliated holding)		$10,387,756,607
Cash denominated in foreign currencies (identified cost $2,899,920)		2,899,920
Income receivable		44,127,276
Receivable for investments sold		10,605,422
Receivable for shares sold		9,545,089
Income receivable from an affiliated holding		208,667
TOTAL ASSETS		10,455,142,981
Liabilities:
Payable for shares redeemed	$18,363,570
Payable for other service fees (Notes 2 and 5)	872,861
Payable for investment adviser fee (Note 5)	596,321
Payable for distribution services fee (Note 5)	373,488
Payable for administrative fee (Note 5)	66,386
Accrued expenses (Note 5)	930,464
TOTAL LIABILITIES		21,203,090
Net assets for 1,834,866,672 shares outstanding		$10,433,939,891
Net Assets Consists of:
Paid-in capital		$9,916,197,558
Total distributable earnings (loss)		517,742,333
TOTAL NET ASSETS		$10,433,939,891
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,673,544,548 ÷ 296,029,321 shares outstanding) no par value, unlimited shares authorized	$5.65
Offering price per share (100/94.50 of $5.65)	$5.98
Redemption proceeds per share	$5.65
Class C Shares:
Net asset value per share ($600,886,348 ÷ 105,995,564 shares outstanding) no par value, unlimited shares authorized	$5.67
Offering price per share	$5.67
Redemption proceeds per share (99.00/100 of $5.67)	$5.61
Institutional Shares:
Net asset value per share ($6,426,256,269 ÷ 1,128,442,757 shares outstanding) no par value, unlimited shares authorized	$5.69
Offering price per share	$5.69
Redemption proceeds per share	$5.69
Class R6 Shares:
Net asset value per share ($1,733,252,726 ÷ 304,399,030 shares outstanding) no par value, unlimited shares authorized	$5.69
Offering price per share	$5.69
Redemption proceeds per share	$5.69
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended April 30, 2023 (unaudited)

Investment Income:
Dividends (including $1,483,947 received from an affiliated holding* and net of foreign taxes withheld of $6,479,391)			$244,590,822
Expenses:
Investment adviser fee (Note 5)		$39,552,509
Administrative fee (Note 5)		4,123,620
Custodian fees		252,625
Transfer agent fees (Note 2)		3,825,085
Directors’/Trustees’ fees (Note 5)		29,050
Auditing fees		14,486
Legal fees		5,015
Distribution services fee (Note 5)		2,356,803
Other service fees (Notes 2 and 5)		2,871,178
Portfolio accounting fees		109,214
Share registration costs		176,236
Printing and postage		152,998
Miscellaneous (Note 5)		31,835
TOTAL EXPENSES		53,500,654
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(3,627,130)
Reimbursement of other operating expenses (Notes 2 and 5)	(2,331,150)
Reduction of custodian fees (Note 6)	(4,017)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(5,962,297)
Net expenses			47,538,357
Net investment income			$197,052,465
Semi-Annual Shareholder Report
12

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $36,911 on sales of investment in an affiliated holding*) and foreign currency transactions	$159,192,034
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $4,125 of investment in an affiliated holding*)	(16,295,288)
Net realized and unrealized gain on investments and foreign currency transactions	142,896,746
Change in net assets resulting from operations	$339,949,211
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2023	Year Ended 10/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$197,052,465	$356,631,629
Net realized gain	159,192,034	741,278,486
Net change in unrealized appreciation/depreciation	(16,295,288)	(591,219,934)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	339,949,211	506,690,181
Distributions to Shareholders:
Class A Shares	(121,304,763)	(58,325,217)
Class C Shares	(44,018,202)	(19,765,070)
Institutional Shares	(474,293,698)	(217,912,952)
Class R6 Shares	(130,508,944)	(53,570,436)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(770,125,607)	(349,573,675)
Share Transactions:
Proceeds from sale of shares	1,875,941,007	4,668,965,602
Net asset value of shares issued to shareholders in payment of distributions declared	669,766,610	301,745,827
Cost of shares redeemed	(1,801,294,684)	(2,608,855,615)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	744,412,933	2,361,855,814
Change in net assets	314,236,537	2,518,972,320
Net Assets:
Beginning of period	10,119,703,354	7,600,731,034
End of period	$10,433,939,891	$10,119,703,354
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation
Semi-Annual Shareholder Report
15

committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the
Semi-Annual Shareholder Report
16

NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
17

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $5,962,297 is disclosed in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$662,377	$(404,613)
Class C Shares	285,008	(146,690)
Institutional Shares	2,781,428	(1,779,847)
Class R6 Shares	96,272	—
TOTAL	$3,825,085	$(2,331,150)
Semi-Annual Shareholder Report
18

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$2,085,577
Class C Shares	785,601
TOTAL	$2,871,178
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	32,691,187	$190,795,477	68,285,523	$411,604,034
Shares issued to shareholders in payment of distributions declared	19,243,703	111,678,580	8,952,853	53,244,018
Shares redeemed	(27,919,710)	(161,766,329)	(45,000,360)	(267,042,477)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	24,015,180	$140,707,728	32,238,016	$197,805,575

	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	10,502,548	$61,639,900	23,299,942	$141,388,870
Shares issued to shareholders in payment of distributions declared	7,217,271	41,988,994	3,185,587	18,966,842
Shares redeemed	(18,177,659)	(105,745,968)	(29,396,446)	(176,426,524)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(457,840)	$(2,117,074)	(2,910,917)	$(16,070,812)
Semi-Annual Shareholder Report
20

	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	220,649,413	$1,295,552,907	510,740,710	$3,109,476,548
Shares issued to shareholders in payment of distributions declared	73,344,295	428,563,664	32,651,918	195,621,215
Shares redeemed	(210,644,248)	(1,227,891,024)	(298,077,271)	(1,789,821,164)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	83,349,460	$496,225,547	245,315,357	$1,515,276,599

	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	55,721,786	$327,952,723	165,678,921	$1,006,496,150
Shares issued to shareholders in payment of distributions declared	14,981,174	87,535,372	5,664,637	33,913,752
Shares redeemed	(52,810,345)	(305,891,363)	(62,538,991)	(375,565,450)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	17,892,615	$109,596,732	108,804,567	$664,844,452
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	124,799,415	$744,412,933	383,447,023	$2,361,855,814
4. FEDERAL TAX INFORMATION
At April 30, 2023, the cost of investments for federal tax purposes was $10,033,140,845. The net unrealized appreciation of investments for federal tax purposes was $354,615,762. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,030,795,062 and unrealized depreciation from investments for those securities having an excess of cost over value of $676,179,300.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2023, the Adviser voluntarily waived $3,592,575 of its fee and voluntarily reimbursed $2,331,150 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2023, the Adviser reimbursed $34,555.
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21

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur and pay distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$2,356,803
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2023, FSC retained $444,761 of fees paid by the Fund. For the six months ended April 30, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2023, FSC retained $195,910 in sales charges from the sale of Class A Shares. FSC also retained $9,138 and $40,892 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2023, FSSC received $14,699 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2023, total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.82%, 0.80% and 0.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2024; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2023, the Fee Limit for the Class C Shares was 1.80%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended April 30, 2023, the Fund’s expenses were offset by $4,017 under these arrangements.
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7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2023, were as follows:
Purchases	$2,569,976,934
Sales	$2,410,957,601
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2023, the Fund had no outstanding loans. During the six months ended April 30, 2023, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2023, there were no outstanding loans. During the six months ended April 30, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
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these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,032.50	$5.29
Class C Shares	$1,000	$1,030.30	$9.16
Institutional Shares	$1,000	$1,033.50	$4.03
Class R6 Shares	$1,000	$1,035.40	$3.94
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.59	$5.26
Class C Shares	$1,000	$1,015.77	$9.10
Institutional Shares	$1,000	$1,020.83	$4.01
Class R6 Shares	$1,000	$1,020.93	$3.91
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.05%
Class C Shares	1.82%
Institutional Shares	0.80%
Class R6 Shares	0.78%
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Evaluation and Approval of Advisory Contract–May 2022
FEDERATED HERMES STRATEGIC VALUE DIVIDEND FUND (THE “FUND”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds
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are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
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with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Strategic Value Dividend Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Strategic Value Dividend Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172586
CUSIP 314172578
CUSIP 314172560
CUSIP 31421N881
32939 (6/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2023